UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Nasdaq Composite Index® Fund	7.30%	13.61%	18.02%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Nasdaq Composite Index® Fund on November 30, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Nasdaq Composite Index® performed over the same period.

Period Ending Values
$52,438	Fidelity® Nasdaq Composite Index® Fund
$53,438	Nasdaq Composite Index®

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 6.27% for the 12 months ending November 30, 2018, as the U.S. equity bellwether declined sharply in October after climbing steadily beginning in May and achieving a record close in late September. Rising U.S. Treasury yields and concern about peaking corporate earnings growth sent many investors fleeing from risk assets at a time when they were still dealing with lingering uncertainty related to global trade and the U.S. Federal Reserve picking up the pace of interest rate hikes. The index returned -6.84% in October alone, its largest monthly drop in roughly seven years, and then endured a highly volatile November in which it gained 2.04%. For the full year, growth stocks within the index maintained a sizable advantage over their value counterparts, extending a trend that began in early 2017. A number of economically sensitive sectors dropped to the bottom of the 12-month performance scale, with materials (-7%) and energy (-2%) faring worst, followed by industrials (-1%) and financials (0%). In contrast, the defensive-oriented health care sector gained about 16% to lead the way. Consumer discretionary and information technology were rattled in October but earlier strength resulted in each advancing roughly 13% for the full 12 months. The newly reconstituted communication services sector, which includes dividend-rich telecom stocks, rose about 4%. Real estate (+5%), consumer staples (+3%) and utilities (+2%) also advanced but lagged the broader market.

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 7.30%, trailing the 7.75% advance of the benchmark NASDAQ Composite Index. Many of the fund's top individual contributors and detractors in absolute terms came from the information technology sector, which represented the largest portion of the benchmark's weight by far the past 12 months. On the positive side, the top-contributing stock was software company Microsoft (+34%). Strong financial results, especially from Microsoft's cloud-computing business, helped drive the stock. Apple (+5%), best known for its mobile communication devices and personal computers, saw its shares rise on solid earnings, although late-period concerns about weakness in iPhone® device sales led to a partial pullback in the stock. Network communications equipment maker Cisco Systems (+32%) and software company Adobe (+38%) also contributed. Elsewhere, within the consumer discretionary sector, internet retail giant Amazon.com (+44%) continued to produce better-than-expected financial results, while in communication services, video-streaming service provider Netflix reported better-than-anticipated subscriber growth and quarterly financial performance. Conversely, the fund's biggest individual detractor was social-media giant Facebook (-20%), which reported slower-than-expected active-user growth, and also struggled to manage customer privacy concerns. Among consumer staples stocks, packaged-foods company Kraft Heinz (-34%) struggled to generate sales growth, while chipmaker Broadcom's struggles partly reflected the company's July move to acquire software company CA Technologies – a deal the market did not appear to favor. Biotechnology company Celgene (-28%) also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2018

% of fund's net assets
Apple, Inc.	6.2
Microsoft Corp.	6.1
Amazon.com, Inc.	6.0
Alphabet, Inc. Class C	2.8
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class A	2.4
Intel Corp.	1.7
Cisco Systems, Inc.	1.6
Comcast Corp. Class A	1.3
PepsiCo, Inc.	1.3
31.8

Top Market Sectors as of November 30, 2018

% of fund's net assets
Information Technology	30.9
Communication Services	14.5
Consumer Discretionary	12.2
Health Care	10.6
Financials	6.5
Consumer Staples	4.3
Industrials	4.2
Real Estate	1.1
Energy	0.4
Utilities	0.4

Asset Allocation (% of fund's net assets)

As of November 30, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.6%

Schedule of Investments November 30, 2018

Showing Percentage of Net Assets

Common Stocks - 85.5%
	Shares	Value
COMMUNICATION SERVICES - 14.5%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	28,590	$42,885
Atlantic Tele-Network, Inc.	9,954	841,710
B Communications Ltd. (a)	6,422	58,055
Cogent Communications Group, Inc. (b)	24,728	1,199,061
Consolidated Communications Holdings, Inc. (b)	36,702	505,020
Internet Gold Golden Lines Ltd. (a)	2,833	7,649
Iridium Communications, Inc. (a)(b)	58,788	1,403,857
ORBCOMM, Inc. (a)	50,478	478,531
PDVWireless, Inc. (a)	11,543	501,428
Sify Technologies Ltd. sponsored ADR (b)	1,965	2,535
		5,040,731
Entertainment - 2.4%
Activision Blizzard, Inc.	329,804	16,450,624
Changyou.com Ltd. (A Shares) ADR	9,360	183,924
Electronic Arts, Inc. (a)	132,319	11,124,058
GigaMedia Ltd. (a)	1,007	2,820
Global Eagle Entertainment, Inc. (a)	62,426	153,568
Glu Mobile, Inc. (a)	73,138	541,953
Gravity Co. Ltd. ADR	4,254	152,719
NetEase, Inc. ADR	33,141	7,525,327
Netflix, Inc. (a)	187,228	53,571,548
Reading International, Inc. Class A (a)	14,207	216,941
Take-Two Interactive Software, Inc. (a)	49,197	5,395,435
The9 Ltd. sponsored ADR (a)(b)	2,077	3,074
Twenty-First Century Fox, Inc.:
Class A	453,329	22,426,186
Class B	344,992	16,914,958
Viacom, Inc.:
Class A (b)	25,952	883,925
Class B (non-vtg.)	189,756	5,855,870
Zynga, Inc. (a)	410,208	1,484,953
		142,887,883
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	128,644	142,749,815
Class C (a)	150,807	165,047,705
Autoweb, Inc. (a)	20,851	41,702
Baidu.com, Inc. sponsored ADR (a)	120,942	22,770,960
Facebook, Inc. Class A (a)	1,039,862	146,214,996
IAC/InterActiveCorp (a)	41,607	7,404,382
Liberty TripAdvisor Holdings, Inc. (a)	42,562	809,955
Match Group, Inc. (b)	37,048	1,491,923
MeetMe, Inc. (a)	38,440	154,913
Momo, Inc. ADR(a)	79,958	2,506,683
Professional Diversity Network, Inc. (a)(b)	1,922	3,306
QuinStreet, Inc. (a)	27,593	445,351
SINA Corp. (a)	37,601	2,435,417
Travelzoo, Inc. (a)	6,862	61,895
TripAdvisor, Inc. (a)(b)	67,038	4,294,454
TrueCar, Inc. (a)	53,075	552,511
Weibo Corp. sponsored ADR (a)(b)	33,762	2,149,964
Yandex NV Series A(a)(b)	155,968	4,601,056
YY, Inc. ADR (a)	26,047	1,773,019
Zillow Group, Inc.:
Class A (a)(b)	31,404	1,137,767
Class C (a)(b)	71,127	2,599,692
		509,247,466
Media - 2.9%
AirMedia Group, Inc. ADR (a)(b)	20,876	5,678
AMC Networks, Inc. Class A (a)(b)	23,966	1,434,605
Beasley Broadcast Group, Inc. Class A	6,549	33,662
Central European Media Enterprises Ltd. Class A (a)	135,521	444,509
Charter Communications, Inc. Class A (a)	102,411	33,713,701
Comcast Corp. Class A	1,977,906	77,158,113
comScore, Inc. (a)	30,163	475,972
Criteo SA sponsored ADR (a)(b)	35,411	825,076
Daily Journal Corp. (a)(b)	886	209,096
Discovery Communications, Inc.:
Class A (a)(b)	82,217	2,525,706
Class B (a)	615	19,157
Class C (non-vtg.) (a)	117,365	3,278,004
DISH Network Corp. Class A (a)(b)	122,956	4,028,039
Emmis Communications Corp. Class A (a)	7,203	27,227
Fluent, Inc. (a)	58,291	206,350
GCI Liberty, Inc. (a)	54,789	2,622,749
Hemisphere Media Group, Inc. (a)	14,863	206,150
Insignia Systems, Inc. (a)	7,572	12,948
Liberty Broadband Corp.:
Class A (a)	13,955	1,187,989
Class C (a)	80,599	6,838,825
Liberty Global PLC:
Class A (a)	95,018	2,359,297
Class B (a)	327	8,083
Class C (a)	246,618	5,990,351
Liberty Media Corp.:
Class B (a)	5	199
Liberty Braves Class A (a)	12,004	300,220
Liberty Braves Class C (a)	20,116	502,900
Liberty Formula One Group Series C (a)(b)	117,580	3,506,236
Liberty Media Class A (a)	13,158	379,214
Liberty SiriusXM Series A (a)	66,386	2,641,499
Liberty SiriusXM Series C (a)	117,233	4,703,388
Loral Space & Communications Ltd. (a)	13,720	583,237
Marchex, Inc. Class B	21,411	65,946
MDC Partners, Inc. Class A (a)	47,873	126,385
News Corp.:
Class A	201,629	2,617,144
Class B	104,760	1,403,784
Nexstar Broadcasting Group, Inc. Class A (b)	23,929	1,977,493
Perion Network Ltd. (a)	4,851	12,952
Salem Communications Corp. Class A	10,029	28,382
Scholastic Corp.	17,143	792,178
Sinclair Broadcast Group, Inc. Class A	40,729	1,280,927
Sirius XM Holdings, Inc. (b)	1,931,657	12,034,223
TechTarget, Inc. (a)	19,894	286,275
tronc, Inc. (a)	23,863	348,161
Urban One, Inc. Class D (non-vtg.) (a)	18,618	40,401
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		177,242,431
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	25,141	629,531
Gogo, Inc. (a)	51,193	216,546
Partner Communications Co. Ltd. ADR (a)	1,446	7,693
Shenandoah Telecommunications Co.	28,013	1,399,529
Spok Holdings, Inc.	11,134	162,222
T-Mobile U.S., Inc. (a)	364,207	24,929,969
VEON Ltd. sponsored ADR (b)	828,386	2,253,210
Vodafone Group PLC sponsored ADR	212,696	4,570,837
		34,169,537

TOTAL COMMUNICATION SERVICES		868,588,048

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
ADOMANI, Inc. (a)	20,373	8,300
CDTi Advanced Materials, Inc. (a)	1,364	941
China Automotive Systems, Inc. (a)	13,333	29,999
China XD Plastics Co. Ltd. (a)(b)	26,293	36,810
Dorman Products, Inc. (a)(b)	17,516	1,538,956
Fox Factory Holding Corp. (a)	19,855	1,264,962
Gentex Corp.	144,258	3,248,690
Gentherm, Inc. (a)(b)	20,636	958,129
Kandi Technolgies, Inc. (a)(b)	45,300	202,491
Motorcar Parts of America, Inc. (a)(b)	13,721	246,292
Shiloh Industries, Inc. (a)	15,910	126,803
SORL Auto Parts, Inc. (a)(b)	7,832	21,381
Strattec Security Corp.	1,501	45,841
The Goodyear Tire & Rubber Co.	125,411	2,904,519
Visteon Corp. (a)	15,468	1,141,848
VOXX International Corp. (a)	10,039	50,396
Workhorse Group, Inc. (a)(b)	7,435	5,277
		11,831,635
Automobiles - 0.4%
Tesla, Inc. (a)(b)	73,417	25,731,190
Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,431	773,447
Educational Development Corp.	10,900	106,275
LKQ Corp. (a)	170,430	4,744,771
Pool Corp.	21,359	3,471,051
Weyco Group, Inc.	10,577	350,310
		9,445,854
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	8,624	272,863
Ascent Capital Group, Inc. (a)	4,553	4,507
Cambium Learning Group, Inc. (a)	24,233	350,894
Career Education Corp. (a)	41,490	559,700
Collectors Universe, Inc. (b)	11,030	147,140
Frontdoor, Inc. (a)	35,000	815,150
Grand Canyon Education, Inc. (a)	25,914	3,170,837
Houghton Mifflin Harcourt Co. (a)	79,374	789,771
Laureate Education, Inc. Class A (a)	48,042	708,620
Lincoln Educational Services Corp. (a)	11,240	26,639
National American University Holdings, Inc. (a)	1,594	550
Strategic Education, Inc.	17,387	2,373,152
Tarena International, Inc. ADR (b)	26,977	188,030
Weight Watchers International, Inc. (a)	35,330	1,767,207
Xpresspa Group, Inc. (a)(b)	8,159	1,748
		11,176,808
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc.	11,501	624,734
Bloomin' Brands, Inc.	48,644	950,990
Bojangles', Inc. (a)	19,332	311,052
Caesars Entertainment Corp. (a)(b)	76,774	654,114
Carrols Restaurant Group, Inc. (a)	19,225	211,860
Century Casinos, Inc. (a)	18,295	136,481
Churchill Downs, Inc.	8,753	2,431,233
Chuy's Holdings, Inc. (a)(b)	9,648	206,467
Cracker Barrel Old Country Store, Inc. (b)	12,557	2,270,431
Dave & Buster's Entertainment, Inc.	21,332	1,212,938
Del Frisco's Restaurant Group, Inc. (a)	17,600	120,912
Del Taco Restaurants, Inc. (a)	26,399	282,733
Denny's Corp. (a)	38,990	644,895
Diversified Restaurant Holdings, Inc. (a)	14,071	14,634
Dunkin' Brands Group, Inc. (b)	44,394	3,285,156
El Pollo Loco Holdings, Inc. (a)	20,392	311,386
Eldorado Resorts, Inc. (a)(b)	25,498	1,121,402
Empire Resorts, Inc. (a)(b)	17,333	217,876
Extended Stay America, Inc. unit	100,130	1,822,366
Famous Dave's of America, Inc. (a)(b)	3,113	16,063
Fiesta Restaurant Group, Inc. (a)	14,421	271,836
Gaming Partners International Corp.	2,789	36,118
Golden Entertainment, Inc. (a)	11,711	211,852
Good Times Restaurants, Inc. (a)	8,038	33,358
Habit Restaurants, Inc. Class A (a)(b)	20,233	252,913
Huazhu Group Ltd. ADR (b)	78,146	2,464,725
Inspired Entertainment, Inc. (a)	11,329	61,177
International Speedway Corp. Class A	12,637	535,051
Jack in the Box, Inc.	15,092	1,338,509
Kona Grill, Inc. (a)(b)	389	584
Lindblad Expeditions Holdings (a)	32,411	417,454
Marriott International, Inc. Class A	151,984	17,482,720
Melco Crown Entertainment Ltd. sponsored ADR	127,623	2,306,148
Monarch Casino & Resort, Inc. (a)	10,789	431,560
Nathan's Famous, Inc.	3,678	269,855
Noodles & Co. (a)(b)	27,889	220,602
Papa John's International, Inc. (b)	19,371	929,614
Papa Murphy's Holdings, Inc. (a)(b)	5,342	27,885
Peak Resorts, Inc.	8,205	42,092
Penn National Gaming, Inc. (a)(b)	58,428	1,291,843
Playa Hotels & Resorts NV (a)	69,448	526,416
Potbelly Corp. (a)	13,868	141,176
Rave Restaurant Group, Inc. (a)	4,931	6,312
RCI Hospitality Holdings, Inc.	7,136	178,543
Red Robin Gourmet Burgers, Inc. (a)(b)	6,865	238,147
Red Rock Resorts, Inc.	21,844	571,439
Ruth's Hospitality Group, Inc.	18,941	463,486
Scientific Games Corp. Class A (a)(b)	45,949	895,087
Sonic Corp.	20,550	892,898
Starbucks Corp.	594,372	39,656,500
Texas Roadhouse, Inc. Class A	37,626	2,484,445
The Cheesecake Factory, Inc. (b)	24,411	1,151,955
The Stars Group, Inc. (a)(b)	143,591	2,814,217
Town Sports International Holdings, Inc. (a)	21,501	152,872
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	109,335
Wendy's Co.	138,066	2,475,523
Wingstop, Inc. (b)	16,204	1,063,306
Wynn Resorts Ltd.	47,151	5,158,319
		104,453,595
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	7,501	157,746
Cavco Industries, Inc. (a)	5,290	870,522
Flexsteel Industries, Inc.	5,816	144,353
Garmin Ltd.	101,401	6,759,391
GoPro, Inc. Class A (a)(b)	59,279	301,137
Green Brick Partners, Inc. (a)	26,169	217,203
Helen of Troy Ltd. (a)	13,978	1,999,273
Hooker Furniture Corp.	6,220	187,409
iRobot Corp. (a)(b)	15,168	1,447,027
LGI Homes, Inc. (a)(b)	11,102	512,468
Lifetime Brands, Inc.	11,982	143,065
Live Ventures, Inc. (a)	1,151	9,749
Nova LifeStyle, Inc. (a)(b)	8,342	8,259
Roku, Inc. Class A (a)(b)	36,190	1,474,743
SodaStream International Ltd. (a)	12,867	1,848,345
Turtle Beach Corp. (a)(b)	7,033	113,864
Universal Electronics, Inc. (a)	7,428	256,117
Vuzix Corp. (a)(b)	24,664	136,639
Zagg, Inc. (a)	14,972	150,469
		16,737,779
Internet & Direct Marketing Retail - 7.6%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	407,088
Amazon.com, Inc. (a)	210,586	355,926,140
Baozun, Inc. sponsored ADR (a)(b)	22,802	804,227
CNOVA NV (a)(b)	178,552	865,154
Ctrip.com International Ltd. ADR (a)	200,375	5,780,819
Duluth Holdings, Inc. (a)(b)	18,517	581,063
eBay, Inc. (a)	427,499	12,760,845
Etsy, Inc. (a)	64,374	3,478,771
EVINE Live, Inc. (a)	96,670	58,002
Expedia, Inc.	59,068	7,134,824
Gaia, Inc. Class A (a)(b)	26,637	347,346
Groupon, Inc. (a)	297,429	913,107
JD.com, Inc. sponsored ADR (a)(b)	397,422	8,437,269
Jmu Ltd. sponsored ADR (a)	636	572
Lands' End, Inc. (a)(b)	17,966	381,418
Liberty Expedia Holdings, Inc. (a)	30,746	1,288,565
Liberty Interactive Corp. QVC Group (a)	141	3,125
Liberty Interactive Corp. QVC Group Series A (a)	191,760	4,260,907
Liquidity Services, Inc. (a)	19,085	123,671
MakeMyTrip Ltd. (a)(b)	32,196	804,578
MercadoLibre, Inc.	18,997	6,686,374
NutriSystem, Inc. (b)	16,109	599,094
Overstock.com, Inc. (a)(b)	15,117	295,689
PetMed Express, Inc. (b)	11,596	279,348
Points International Ltd. (a)	16,254	173,755
Remark Holdings, Inc. (a)(b)	25,112	33,148
Shutterfly, Inc. (a)	17,380	868,826
Stamps.com, Inc. (a)	9,758	1,673,107
The Booking Holdings, Inc. (a)	20,718	39,195,970
U.S. Auto Parts Network, Inc. (a)	40,489	49,801
		454,212,603
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)	31,272	380,893
BRP, Inc.	24,000	855,124
Clarus Corp.	14,880	168,442
Escalade, Inc.	6,771	80,236
Hasbro, Inc. (b)	53,896	4,904,536
Johnson Outdoors, Inc. Class A	5,775	411,758
Malibu Boats, Inc. Class A (a)	12,246	592,951
Mattel, Inc. (a)(b)	182,299	2,533,956
MCBC Holdings, Inc. (a)	12,347	319,911
Summer Infant, Inc. (a)	1,750	1,768
		10,249,575
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	70,938	1,440,751
Liberty Latin America Ltd. (a)	63,520	1,174,485
Liberty Latin America Ltd. Class A (a)	27,916	509,467
		3,124,703
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	102,729	8,913,795
Ollie's Bargain Outlet Holdings, Inc. (a)	33,539	2,974,909
		11,888,704
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	277,916
Ascena Retail Group, Inc. (a)(b)	118,628	358,257
Bed Bath & Beyond, Inc. (b)	75,295	969,800
Big 5 Sporting Goods Corp. (b)	22,393	82,630
Citi Trends, Inc.	7,084	145,222
Conn's, Inc. (a)(b)	16,466	459,566
DavidsTea, Inc. (a)	13,680	27,907
Destination XL Group, Inc. (a)(b)	28,678	80,298
Five Below, Inc. (a)(b)	29,909	3,134,164
Hibbett Sports, Inc. (a)(b)	12,390	191,921
Kirkland's, Inc. (a)(b)	8,678	94,156
Michaels Companies, Inc. (a)(b)	97,703	1,658,020
Monro, Inc. (b)	18,906	1,537,436
O'Reilly Automotive, Inc. (a)	35,443	12,290,924
Office Depot, Inc.	293,964	949,504
Rent-A-Center, Inc. (a)	28,135	413,022
Ross Stores, Inc.	164,178	14,381,993
Sears Hometown & Outlet Stores, Inc. (a)(b)	16,989	35,847
Shoe Carnival, Inc. (b)	8,600	326,198
Sleep Number Corp. (a)(b)	21,930	840,796
Sportsman's Warehouse Holdings, Inc. (a)(b)	40,983	184,424
Tandy Leather Factory, Inc. (a)	5,773	37,178
The Children's Place Retail Stores, Inc. (b)	10,570	1,370,295
Tile Shop Holdings, Inc.	27,665	163,500
Tractor Supply Co.	65,415	6,222,929
Trans World Entertainment Corp. (a)	3,661	3,578
TravelCenters of America LLC (a)	25,541	117,744
Ulta Beauty, Inc. (a)	26,529	7,900,071
Urban Outfitters, Inc. (a)	62,229	2,370,303
Winmark Corp.	2,210	327,765
Zumiez, Inc. (a)	13,387	263,992
		57,217,356
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc. (b)	34,850	567,707
Centric Brands, Inc. (a)	3,423	17,834
Charles & Colvard Ltd. (a)	4,097	3,756
Columbia Sportswear Co.	37,588	3,432,912
Crocs, Inc. (a)	41,108	1,142,802
Crown Crafts, Inc.	8,885	51,355
Fossil Group, Inc. (a)(b)	27,464	530,879
G-III Apparel Group Ltd. (a)	26,962	1,080,637
Kingold Jewelry, Inc. (a)(b)	26,949	25,063
Lakeland Industries, Inc. (a)	6,566	87,000
lululemon athletica, Inc. (a)	66,723	8,844,134
PetIQ, Inc. Class A (a)(b)	8,513	265,606
Pinduoduo, Inc. ADR (b)	57,830	1,327,777
Rocky Brands, Inc.	7,518	194,641
Sequential Brands Group, Inc. (a)(b)	33,822	32,469
Sonos, Inc.	52,200	641,016
Steven Madden Ltd.	45,876	1,478,583
Superior Group of Companies, Inc.	8,722	160,310
Vera Bradley, Inc. (a)(b)	18,019	198,569
		20,083,050

TOTAL CONSUMER DISCRETIONARY		736,152,852

CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	27,686	108,529
Coca-Cola Bottling Co. Consolidated	3,767	800,563
Craft Brew Alliance, Inc. (a)	16,286	261,879
MGP Ingredients, Inc. (b)	8,865	602,731
Monster Beverage Corp. (a)	242,000	14,442,560
National Beverage Corp. (b)	24,871	2,170,492
New Age Beverages Corp. (a)(b)	18,518	85,738
PepsiCo, Inc.	612,823	74,727,637
Primo Water Corp. (a)	22,295	323,723
		93,523,852
Food & Staples Retailing - 1.5%
Andersons, Inc.	14,921	493,288
Casey's General Stores, Inc. (b)	19,834	2,567,908
Chefs' Warehouse Holdings (a)(b)	15,133	576,719
China Jo-Jo Drugstores, Inc. (a)(b)	8,777	18,432
Costco Wholesale Corp.	189,000	43,711,920
G Willi-Food International Ltd. (a)	4,242	30,118
Ingles Markets, Inc. Class A	11,952	347,684
PriceSmart, Inc. (b)	17,300	1,157,197
SpartanNash Co.	18,179	340,856
Sprouts Farmers Market LLC (a)	71,511	1,646,183
United Natural Foods, Inc. (a)(b)	28,795	622,260
Walgreens Boots Alliance, Inc.	429,900	36,399,633
		87,912,198
Food Products - 1.2%
Alico, Inc.	5,485	181,279
Bridgford Foods Corp. (a)	457	8,116
Cal-Maine Foods, Inc.	23,771	1,110,581
Calavo Growers, Inc. (b)	9,217	905,847
Farmer Brothers Co. (a)	11,563	281,559
Freshpet, Inc. (a)(b)	18,533	611,589
Future FinTech Group, Inc. (a)(b)	213	251
Hostess Brands, Inc. Class A (a)(b)	52,454	611,089
J&J Snack Foods Corp. (b)	10,098	1,584,073
John B. Sanfilippo & Son, Inc.	4,608	286,710
Lancaster Colony Corp.	14,480	2,611,034
Landec Corp. (a)	22,245	342,795
Lifeway Foods, Inc. (a)	8,620	22,843
Limoneira Co.	11,551	278,841
Mondelez International, Inc.	634,405	28,535,537
nLIGHT, Inc. (a)	19,849	379,116
Origin Agritech Ltd. (a)(b)	1,140	8,915
Pilgrim's Pride Corp. (a)(b)	131,026	2,599,556
Pingtan Marine Enterprise Ltd. (b)	37,129	100,620
S&W Seed Co. (a)(b)	10,249	28,185
Sanderson Farms, Inc. (b)	11,962	1,353,620
Seneca Foods Corp. Class A (a)	5,997	200,720
SunOpta, Inc. (a)	45,709	215,289
The Hain Celestial Group, Inc. (a)(b)	57,981	1,200,207
The Kraft Heinz Co.	524,382	26,806,408
The Simply Good Foods Co. (a)	37,031	752,470
		71,017,250
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	856,276
WD-40 Co. (b)	7,272	1,270,273
		2,126,549
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,063,618
LifeVantage Corp. (a)	12,732	170,863
Mannatech, Inc.	1,439	27,845
Natural Alternatives International, Inc. (a)	3,874	38,895
Natural Health Trends Corp.	6,237	133,347
Nature's Sunshine Products, Inc. (a)	9,832	90,454
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	245,372
Reliv International, Inc. (a)	131	642
United-Guardian, Inc.	2,237	39,237
Veru, Inc. (a)(b)	11,933	17,900
		1,828,173

TOTAL CONSUMER STAPLES		256,408,022

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	27,393	114,777
Dawson Geophysical Co.	12,053	44,837
ENGlobal Corp. (a)	12,532	10,930
Geospace Technologies Corp. (a)	15,645	243,280
Gulf Island Fabrication, Inc.	14,634	115,609
KLX Energy Services Holdings, Inc. (a)	11,060	223,301
Mammoth Energy Services, Inc. (b)	24,626	619,590
Matrix Service Co. (a)	14,130	288,817
Mitcham Industries, Inc. (a)	6,441	22,801
NCS Multistage Holdings, Inc. (a)(b)	29,159	212,861
Ocean Rig UDW, Inc. (United States) (a)	47,578	1,319,338
Patterson-UTI Energy, Inc.	115,875	1,608,345
PHI, Inc. (non-vtg.) (a)	5,044	17,805
Profire Energy, Inc. (a)	42,605	83,506
RigNet, Inc. (a)	10,255	186,436
SAExploration Holdings, Inc. (a)(b)	392	1,478
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	30	0
warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	71,110
Synthesis Energy Systems, Inc. (a)(b)	7,185	10,059
		5,194,880
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	86,340	140,734
Aemetis, Inc. (a)	5,390	3,958
Alliance Resource Partners LP	70,562	1,386,543
Alta Mesa Resources, Inc. Class A (a)(b)	100,566	153,866
Amplify Energy Corp. warrants 5/4/22 (a)	717	72
Approach Resources, Inc. (a)(b)	62,664	82,716
Berry Petroleum Corp. (b)	42,400	525,336
Blueknight Energy Partners LP	24,490	41,878
Calumet Specialty Products Partners LP (a)	49,104	148,785
Capital Product Partners LP	69,888	168,430
Carrizo Oil & Gas, Inc. (a)	46,912	802,664
Centennial Resource Development, Inc. Class A (a)(b)	140,567	2,181,600
Clean Energy Fuels Corp. (a)	106,285	237,016
Diamondback Energy, Inc. (b)	52,946	5,844,179
Dorchester Minerals LP	24,044	395,764
Extraction Oil & Gas, Inc. (a)	95,555	544,664
Gevo, Inc. (a)	116	328
Golar LNG Ltd.	51,425	1,369,962
Golar LNG Partners LP	40,472	491,735
Green Plains Partners LP	13,251	178,358
Green Plains, Inc. (b)	21,706	352,723
Gulfport Energy Corp. (a)	95,542	814,018
Hallador Energy Co.	17,199	99,066
Hongli Clean Energy Technologies Corp. (a)(c)	448	2,074
Isramco, Inc. (a)	1,333	161,360
Legacy Reserves, Inc. (a)(b)	57,189	122,956
Lonestar Resources U.S., Inc. (a)	22,387	152,008
Marine Petroleum Trust	339	790
Martin Midstream Partners LP	22,574	239,510
Mid-Con Energy Partners LP (a)	9,638	9,734
Nextdecade Corp. (a)(b)	60,743	305,537
Pacific Ethanol, Inc. (a)	18,137	27,206
PDC Energy, Inc. (a)	34,350	1,165,839
Penn Virginia Corp. (a)	8,755	509,103
PrimeEnergy Corp. (a)	309	22,993
Ramaco Resources, Inc. (a)(b)	21,088	111,766
Renewable Energy Group, Inc. (a)(b)	19,160	516,362
StealthGas, Inc. (a)	17,223	60,281
Tellurian, Inc. (a)(b)	124,885	902,919
Torchlight Energy Resources, Inc. (a)(b)	26,806	18,378
TransGlobe Energy Corp.	77,310	168,160
U.S. Energy Corp. (a)	529	465
Ultra Petroleum Corp. (a)(b)	91,937	116,760
Vertex Energy, Inc. (a)	16,128	22,095
Viper Energy Partners LP	27,270	818,918
Westwater Resources, Inc. (a)	11,627	2,181
Zion Oil & Gas, Inc. (a)(b)	30,832	13,979
		21,435,769

TOTAL ENERGY		26,630,649

FINANCIALS - 6.5%
Banks - 3.0%
1st Constitution Bancorp	4,489	88,792
1st Source Corp.	16,617	803,598
Access National Corp.	13,257	350,515
ACNB Corp.	3,707	133,786
Allegiance Bancshares, Inc. (a)	13,633	517,100
American National Bankshares, Inc.	4,566	164,513
American River Bankshares	3,241	48,032
Ameris Bancorp	27,117	1,161,421
Ames National Corp.	5,624	154,435
Arrow Financial Corp.	7,516	261,331
Atlantic Capital Bancshares, Inc. (a)	20,721	381,474
BancFirst Corp.	20,722	1,156,702
Bancorp, Inc., Delaware (a)	36,694	365,105
Bank of Commerce Holdings	7,378	89,274
Bank of Marin Bancorp	12,088	516,037
Bank of the Ozarks, Inc.	67,812	1,837,705
Bankwell Financial Group, Inc.	3,662	108,652
Banner Corp.	17,030	1,021,800
BCB Bancorp, Inc.	8,286	97,029
Blue Hills Bancorp, Inc.	17,058	404,957
BOK Financial Corp.	40,141	3,383,886
Boston Private Financial Holdings, Inc.	54,176	687,493
Bridge Bancorp, Inc.	14,538	429,162
Brookline Bancorp, Inc., Delaware	43,929	680,021
Bryn Mawr Bank Corp.	10,749	422,651
C & F Financial Corp.	2,556	134,394
Camden National Corp.	9,456	391,006
Capital City Bank Group, Inc.	16,256	437,612
Capstar Financial Holdings, Inc. (b)	8,430	138,083
Carolina Financial Corp.	11,075	380,537
Cathay General Bancorp	42,540	1,683,308
Centerstate Banks of Florida, Inc.	51,622	1,291,066
Central Valley Community Bancorp	7,252	147,578
Century Bancorp, Inc. Class A (non-vtg.)	2,015	164,726
Chemical Financial Corp. (b)	37,463	1,768,254
Chemung Financial Corp.	3,113	134,482
Citizens Holding Co.	1,310	27,209
City Holding Co. (b)	11,138	854,619
Civista Bancshares, Inc.	8,204	174,827
CNB Financial Corp., Pennsylvania	9,872	263,188
Codorus Valley Bancorp, Inc.	5,280	126,773
Colony Bankcorp, Inc.	3,930	67,400
Columbia Banking Systems, Inc.	38,920	1,583,266
Commerce Bancshares, Inc. (b)	60,141	3,790,086
Community Bankers Trust Corp. (a)	16,444	135,992
Community Financial Corp.	2,945	88,703
Community Trust Bancorp, Inc.	10,703	494,586
ConnectOne Bancorp, Inc.	20,190	406,627
County Bancorp, Inc.	3,530	75,542
CVB Financial Corp. (b)	75,320	1,750,437
DNB Financial Corp.	2,276	77,839
Eagle Bancorp Montana, Inc.	2,037	35,851
Eagle Bancorp, Inc. (a)	20,439	1,178,104
East West Bancorp, Inc.	77,848	4,179,659
Enterprise Bancorp, Inc.	6,421	219,470
Enterprise Financial Services Corp.	12,057	538,827
Equity Bancshares, Inc. (a)	10,160	383,743
Farmers & Merchants Bancorp, Inc. (b)	5,124	210,443
Farmers National Banc Corp.	15,930	223,339
Fidelity Southern Corp.	20,728	491,875
Fifth Third Bancorp	363,215	10,144,595
Financial Institutions, Inc.	9,689	291,445
First Bancorp, North Carolina	16,272	651,205
First Bancshares, Inc.	8,966	315,783
First Bank Hamilton New Jersey	14,532	173,803
First Busey Corp.	30,575	877,197
First Citizen Bancshares, Inc.	5,801	2,491,355
First Community Bankshares, In	13,267	461,294
First Community Corp.	3,289	77,226
First Financial Bancorp, Ohio (b)	50,984	1,423,473
First Financial Bankshares, Inc. (b)	36,665	2,402,291
First Financial Corp., Indiana	6,418	299,656
First Financial Northwest, Inc.	9,535	145,123
First Foundation, Inc. (a)	23,394	374,538
First Guaranty Bancshares, Inc.	6,656	147,630
First Hawaiian, Inc.	71,406	1,857,984
First Internet Bancorp	8,630	214,456
First Interstate Bancsystem, Inc.	20,453	888,274
First Merchants Corp.	26,366	1,108,427
First Mid-Illinois Bancshares, Inc.	10,420	385,853
First Midwest Bancorp, Inc., Delaware	54,983	1,297,049
First Northwest Bancorp	6,090	94,273
First of Long Island Corp.	18,772	405,851
Flushing Financial Corp.	19,256	450,013
Fulton Financial Corp.	91,796	1,598,168
German American Bancorp, Inc.	17,425	549,585
Glacier Bancorp, Inc. (b)	45,158	2,132,361
Great Southern Bancorp, Inc.	10,419	565,543
Green Bancorp, Inc.	19,622	399,111
Grupo Financiero Galicia SA sponsored ADR	33,526	923,977
Guaranty Bancorp	15,405	394,522
Guaranty Bancshares, Inc. Texas	5,682	173,358
Hancock Whitney Corp.	44,778	1,800,971
Hanmi Financial Corp.	20,339	456,407
HarborOne Bancorp, Inc. (a)	17,068	302,616
Hawthorn Bancshares, Inc.	762	17,290
Heartland Financial U.S.A., Inc.	18,184	994,665
Heritage Commerce Corp.	29,498	421,526
Heritage Financial Corp., Washington (b)	17,926	626,872
Home Bancshares, Inc. (b)	92,056	1,805,218
HomeTrust Bancshares, Inc.	10,028	260,628
Hope Bancorp, Inc.	71,026	1,079,595
Horizon Bancorp, Inc. Indiana	28,426	494,612
Howard Bancorp, Inc. (a)	11,970	190,323
Huntington Bancshares, Inc.	593,654	8,661,412
IBERIABANK Corp.	29,836	2,230,241
Independent Bank Corp.	20,718	476,100
Independent Bank Corp., Massachusetts (b)	15,951	1,281,982
Independent Bank Group, Inc.	16,379	937,206
International Bancshares Corp.	40,448	1,552,799
Investar Holding Corp.	6,123	153,871
Investors Bancorp, Inc.	158,963	1,952,066
Lakeland Bancorp, Inc.	40,167	663,961
Lakeland Financial Corp. (b)	16,292	754,320
Landmark Bancorp, Inc.	2,319	55,076
LCNB Corp.	10,503	168,468
LegacyTexas Financial Group, Inc. (b)	27,519	1,068,012
Live Oak Bancshares, Inc. (b)	19,604	351,108
Macatawa Bank Corp.	18,076	183,291
MB Financial, Inc.	44,313	2,033,080
MBT Financial Corp.	15,269	174,372
Mercantile Bank Corp.	10,872	347,252
Midland States Bancorp, Inc.	16,529	428,928
MidWestOne Financial Group, Inc.	6,443	185,172
MutualFirst Financial, Inc.	4,521	159,998
National Bankshares, Inc.	3,435	148,701
National Commerce Corp. (a)	12,596	520,719
NBT Bancorp, Inc.	26,688	1,040,031
Nicolet Bankshares, Inc. (a)	5,764	299,440
Northeast Bancorp (b)	4,229	78,744
Northrim Bancorp, Inc.	4,668	170,242
Norwood Financial Corp.	3,112	110,507
Oak Valley Bancorp Oakdale California (b)	4,371	81,869
Old Line Bancshares, Inc.	13,514	410,015
Old National Bancorp, Indiana (b)	79,919	1,496,883
Old Point Financial Corp.	2,751	70,426
Old Second Bancorp, Inc.	21,866	320,774
Opus Bank	23,539	508,442
Orrstown Financial Services, Inc.	6,448	132,958
Pacific Mercantile Bancorp (a)	11,962	95,696
Pacific Premier Bancorp, Inc. (a)	41,228	1,272,708
PacWest Bancorp	65,916	2,652,460
Patriot National Bancorp, Inc. (b)	1,723	28,860
PCSB Financial Corp.	14,340	285,079
Peapack-Gladstone Financial Corp.	13,648	390,469
Penns Woods Bancorp, Inc.	2,428	105,011
People's Utah Bancorp	10,817	349,497
Peoples Bancorp of North Carolina	2,809	79,972
Peoples Bancorp, Inc.	13,997	488,495
Peoples Financial Services Corp.	3,750	159,413
Peoples United Financial, Inc. (b)	197,785	3,334,655
Pinnacle Financial Partners, Inc. (b)	41,043	2,353,816
Popular, Inc.	53,823	3,035,617
Preferred Bank, Los Angeles	9,881	506,105
Premier Financial Bancorp, Inc.	11,962	222,613
QCR Holdings, Inc.	9,138	336,735
Randolph Bancorp, Inc. (a)	3,346	49,588
Reliant Bancorp, Inc. (b)	8,340	196,157
Renasant Corp.	26,543	970,147
Republic Bancorp, Inc., Kentucky Class A	11,825	511,668
Republic First Bancorp, Inc. (a)	37,362	282,083
S&T Bancorp, Inc. (b)	20,420	863,153
Salisbury Bancorp, Inc.	1,410	53,298
Sandy Spring Bancorp, Inc.	18,543	667,919
SB Financial Group, Inc.	2,487	44,816
SB One Bancorp	5,449	131,975
Seacoast Banking Corp., Florida (a)(b)	24,756	717,924
Select Bancorp, Inc. New (a)	6,715	84,878
ServisFirst Bancshares, Inc. (b)	31,925	1,256,887
Shore Bancshares, Inc.	8,029	128,464
Sierra Bancorp	8,669	246,200
Signature Bank	29,716	3,664,874
Simmons First National Corp. Class A	48,669	1,430,869
SmartFinancial, Inc. (a)	6,702	138,396
Sound Financial Bancorp, Inc.	560	19,320
South State Corp.	19,229	1,395,256
Southern First Bancshares, Inc. (a)	3,716	140,242
Southern National Bancorp of Virginia, Inc.	14,443	229,066
Southside Bancshares, Inc.	18,447	629,596
State Bank Financial Corp.	21,960	529,236
Stock Yards Bancorp, Inc.	16,337	512,165
Summit Financial Group, Inc.	8,817	185,510
Summit State Bank	3,173	37,537
SVB Financial Group (a)	28,623	7,293,427
Texas Capital Bancshares, Inc. (a)	26,188	1,562,376
The Bank of Princeton (b)	3,503	102,988
The First Bancorp, Inc.	5,730	162,904
TowneBank	39,887	1,141,167
Trico Bancshares	20,207	776,959
TriState Capital Holdings, Inc. (a)(b)	23,198	582,502
Triumph Bancorp, Inc. (a)	13,714	524,972
Trustmark Corp.	44,476	1,438,354
UMB Financial Corp. (b)	26,185	1,771,939
Umpqua Holdings Corp.	116,052	2,232,840
Union Bankshares Corp.	34,602	1,224,911
Union Bankshares, Inc.	2,141	96,345
United Bankshares, Inc., West Virginia (b)	54,966	1,988,120
United Community Bank, Inc.	45,447	1,174,805
United Security Bancshares, Inc.	3,330	29,304
Unity Bancorp, Inc.	5,218	115,944
Univest Corp. of Pennsylvania	18,579	473,765
Valley National Bancorp	179,630	1,943,597
Veritex Holdings, Inc. (a)	12,734	327,136
Washington Trust Bancorp, Inc. (b)	11,648	612,685
Wellesley Bancorp, Inc.	1,635	52,892
WesBanco, Inc.	31,582	1,373,185
West Bancorp., Inc.	8,623	176,772
Westamerica Bancorp. (b)	16,135	1,019,732
Wintrust Financial Corp.	29,644	2,292,963
Zions Bancorporation	103,830	5,052,368
		177,048,907
Capital Markets - 1.9%
B. Riley Financial, Inc. (b)	14,066	255,579
BGC Partners, Inc. Class A	154,607	1,629,558
Blucora, Inc. (a)	26,443	818,675
Brighthouse Financial, Inc. (a)(b)	63,132	2,541,694
Capital Southwest Corp. (b)	11,586	230,909
Capitala Finance Corp.	9,727	78,691
Carlyle Group LP	57,897	1,060,094
China Finance Online Co. Ltd. ADR (a)	8,455	13,274
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	18,934
CM Finance, Inc.	10,178	82,442
CME Group, Inc.	182,433	34,676,865
Cowen Group, Inc. Class A (a)(b)	15,542	247,273
Diamond Hill Investment Group, Inc.	2,071	348,549
E*TRADE Financial Corp.	138,844	7,260,153
Hamilton Lane, Inc. Class A	13,762	520,479
Harvest Capital Credit Corp.	3,546	36,737
Hennessy Advisors, Inc.	3,812	43,533
Horizon Technology Finance Corp.	12,178	139,438
iFresh, Inc. (a)	6,078	6,443
INTL FCStone, Inc. (a)(b)	11,087	431,950
LPL Financial	46,959	3,013,359
MarketAxess Holdings, Inc. (b)	20,201	4,398,364
Morningstar, Inc.	22,695	2,681,187
Newtek Business Services Corp. (b)	17,076	364,402
Northern Trust Corp.	119,952	11,902,837
SEI Investments Co.	83,484	4,483,091
Siebert Financial Corp. (a)	13,759	177,629
Silvercrest Asset Management Group Class A	5,385	75,228
T. Rowe Price Group, Inc.	130,246	12,941,243
TD Ameritrade Holding Corp.	283,726	15,267,296
The NASDAQ OMX Group, Inc.	88,725	8,102,367
TheStreet.com, Inc. (a)	25,607	38,667
U.S. Global Investments, Inc. Class A (b)	15,643	17,677
Value Line, Inc.	5,177	137,449
Virtu Financial, Inc. Class A (b)	22,240	559,781
Virtus Investment Partners, Inc.	4,331	411,445
Wins Finance Holdings, Inc. (a)(b)	9,151	246,070
WisdomTree Investments, Inc.	80,424	570,206
Yintech Investment Holdings Ltd. sponsored ADR (b)	5,350	37,450
		115,867,018
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,291	8,729
Consumer Portfolio Services, Inc. (a)	11,810	42,752
Credit Acceptance Corp. (a)(b)	10,374	4,247,323
Encore Capital Group, Inc. (a)(b)	18,864	527,815
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	258,506
First Cash Financial Services, Inc.	23,870	2,125,624
Navient Corp.	148,246	1,704,829
Nicholas Financial, Inc. (a)	4,973	52,366
PRA Group, Inc. (a)(b)	26,291	802,401
SLM Corp. (a)	242,531	2,490,793
World Acceptance Corp. (a)	6,070	661,266
		12,922,404
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	3,619	43,826
Ability, Inc. (a)(b)	463	1,245
China Commercial Credit, Inc. (a)(b)	11,141	4,902
Columbia Financial, Inc. (b)	60,329	950,785
Focus Financial Partners, Inc. Class A	22,830	705,904
GDS Holdings Ltd. ADR (a)(b)	25,767	759,869
GTY Technology Holdings, Inc. Class A (a)	28,848	292,807
Marlin Business Services Corp.	10,171	258,343
RBB Bancorp	8,596	186,791
		3,204,472
Insurance - 0.9%
1347 Property Insurance Holdings, Inc. (a)	2,663	13,342
AMBAC Financial Group, Inc. (a)	23,824	416,444
American National Insurance Co.	14,054	1,793,431
Amerisafe, Inc.	10,118	653,522
Arch Capital Group Ltd. (a)	217,647	6,229,057
Atlas Financial Holdings, Inc. (a)	12,786	119,421
Cincinnati Financial Corp.	87,379	7,141,486
Conifer Holdings, Inc. (a)	3,170	15,279
Donegal Group, Inc. Class A	11,965	172,296
eHealth, Inc. (a)	12,701	489,243
EMC Insurance Group	11,623	371,704
Enstar Group Ltd. (a)	9,395	1,655,117
Erie Indemnity Co. Class A (b)	25,271	3,458,336
Fanhua, Inc. ADR	19,517	477,386
Fednat Holding Co.	9,090	198,889
Global Indemnity Ltd.	6,861	235,058
Greenlight Capital Re, Ltd. (a)(b)	16,462	174,333
Hallmark Financial Services, Inc. (a)	9,995	113,943
Health Insurance Innovations, Inc. (a)(b)	7,603	279,942
Investors Title Co.	1,165	216,783
James River Group Holdings Ltd.	15,667	596,286
Kingstone Companies, Inc.	5,340	84,265
Kinsale Capital Group, Inc.	12,990	808,108
Maiden Holdings Ltd.	46,546	117,761
National General Holdings Corp.	56,437	1,498,402
National Western Life Group, Inc.	1,801	553,267
Navigators Group, Inc.	15,538	1,079,425
NI Holdings, Inc. (a)	11,932	188,884
Oxbridge Re Holdings Ltd. (a)	1,344	1,210
Principal Financial Group, Inc.	151,736	7,483,620
Protective Insurance Corp. Class B	6,937	144,914
Safety Insurance Group, Inc.	9,688	850,800
Selective Insurance Group, Inc.	30,943	2,053,687
State Auto Financial Corp. (b)	22,787	797,545
Tiptree, Inc.	19,919	109,156
Trupanion, Inc. (a)(b)	17,525	524,523
Unico American Corp. (a)	761	4,498
United Fire Group, Inc.	13,088	705,051
United Insurance Holdings Corp.	27,483	533,170
Willis Group Holdings PLC	72,782	11,605,090
		53,964,674
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	256,768	4,544,794
Manhattan Bridge Capital, Inc.	5,249	30,812
New York Mortgage Trust, Inc. (b)	65,254	404,575
		4,980,181
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,763	566,440
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	218,798
BankFinancial Corp.	14,628	218,396
Beneficial Bancorp, Inc.	46,500	719,820
BSB Bancorp, Inc. (a)	6,930	227,512
Capitol Federal Financial, Inc.	72,755	1,021,480
Carver Bancorp, Inc. (a)	695	2,905
Citizens Community Bancorp, Inc.	3,814	44,815
Dime Community Bancshares, Inc.	28,629	522,479
Entegra Financial Corp. (a)	4,492	103,945
First Capital, Inc.	704	26,541
First Defiance Financial Corp.	14,450	407,201
FS Bancorp, Inc.	2,413	115,486
Greene County Bancorp, Inc. (b)	3,965	134,731
Hingham Institution for Savings	1,454	323,079
HMN Financial, Inc. (a)	2,379	47,009
Home Bancorp, Inc.	7,434	282,343
HomeStreet, Inc. (a)	17,959	478,069
HopFed Bancorp, Inc.	3,975	57,836
Kearny Financial Corp.	52,753	698,450
LendingTree, Inc. (a)(b)	6,899	1,796,086
Meridian Bancorp, Inc. Maryland	33,634	549,916
Meta Financial Group, Inc.	21,290	486,689
MMA Capital Management, LLC (a)	3,757	100,500
NMI Holdings, Inc. (a)(b)	38,659	755,397
Northfield Bancorp, Inc.	40,297	567,785
Northwest Bancshares, Inc. (b)	55,424	993,752
OceanFirst Financial Corp.	26,385	679,941
Oritani Financial Corp. (b)	30,646	477,771
PB Bancorp, Inc.	4,855	53,502
Provident Bancorp, Inc. (a)	7,196	195,587
Prudential Bancorp, Inc.	4,228	75,047
Riverview Bancorp, Inc.	11,994	97,631
Severn Bancorp, Inc.	318	2,878
Southern Missouri Bancorp, Inc.	5,303	192,658
TFS Financial Corp. (b)	146,964	2,354,363
Timberland Bancorp, Inc.	4,312	122,030
Trustco Bank Corp., New York	71,787	566,399
United Community Financial Corp.	40,273	385,413
United Financial Bancorp, Inc. New	28,400	465,192
Washington Federal, Inc. (b)	44,185	1,272,970
Waterstone Financial, Inc.	20,236	339,155
Westfield Financial, Inc.	19,217	190,825
WMI Holdings Corp. (a)	48,924	740,220
WSFS Financial Corp.	20,532	863,781
		19,976,383

TOTAL FINANCIALS		388,530,479

HEALTH CARE - 10.6%
Biotechnology - 6.1%
Abeona Therapeutics, Inc. (a)	21,245	174,209
AC Immune SA (a)(b)	32,299	359,165
ACADIA Pharmaceuticals, Inc. (a)(b)	69,313	1,321,106
Acceleron Pharma, Inc. (a)(b)	27,847	1,473,942
Achaogen, Inc. (a)(b)	23,844	38,389
Achillion Pharmaceuticals, Inc. (a)	100,610	290,763
Acorda Therapeutics, Inc. (a)	24,577	502,108
Adamas Pharmaceuticals, Inc. (a)	14,212	145,531
Adaptimmune Therapeutics PLC sponsored ADR (a)	39,248	241,768
ADMA Biologics, Inc. (a)(b)	30,497	160,719
Aduro Biotech, Inc. (a)	51,260	127,125
Adverum Biotechnologies, Inc. (a)	45,492	163,316
Aeglea BioTherapeutics, Inc. (a)	17,024	143,342
AEterna Zentaris, Inc. (a)(b)	7,447	25,171
Affimed NV (a)(b)	51,220	229,466
Agenus, Inc. (a)(b)	39,702	95,682
Agios Pharmaceuticals, Inc. (a)(b)	30,995	2,039,471
Aileron Therapeutics, Inc. (a)	7,052	15,303
Aimmune Therapeutics, Inc. (a)(b)	32,857	780,354
Akebia Therapeutics, Inc. (a)	41,105	332,128
Albireo Pharma, Inc. (a)	8,861	234,373
Alcobra Pharma Ltd. (a)	5,645	34,830
Alder Biopharmaceuticals, Inc. (a)(b)	38,201	511,129
Aldeyra Therapeutics, Inc. (a)	9,297	83,394
Alexion Pharmaceuticals, Inc. (a)	96,889	11,931,880
Alkermes PLC (a)(b)	83,061	3,026,743
Allakos, Inc. (a)(b)	44,460	2,619,139
Allogene Therapeutics, Inc. (b)	61,130	1,912,146
Alnylam Pharmaceuticals, Inc. (a)(b)	56,153	4,557,377
Alpine Immune Sciences, Inc. (a)	7,313	35,102
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	378,075
Amarin Corp. PLC ADR (a)(b)	156,539	2,817,702
Amgen, Inc.	285,003	59,351,875
Amicus Therapeutics, Inc. (a)(b)	107,587	1,187,760
AnaptysBio, Inc. (a)(b)	12,257	914,127
Anavex Life Sciences Corp. (a)(b)	22,119	50,653
Apellis Pharmaceuticals, Inc. (a)	32,346	496,188
Applied Genetic Technologies Corp. (a)	10,003	64,919
Aptevo Therapeutics, Inc. (a)	22,122	50,881
AquaBounty Technologies, Inc. (a)(b)	28,451	70,843
Aquinox Pharmaceuticals, Inc. (a)	21,270	50,410
Arbutus Biopharma Corp. (a)(b)	27,623	120,436
Arena Pharmaceuticals, Inc. (a)	25,982	1,065,522
Argenx SE ADR (a)(b)	9,981	965,861
ArQule, Inc. (a)	57,101	211,845
Array BioPharma, Inc. (a)	110,836	1,765,617
Arrowhead Pharmaceuticals, Inc. (a)(b)	49,309	715,967
Ascendis Pharma A/S sponsored ADR (a)	21,239	1,433,845
Atara Biotherapeutics, Inc. (a)(b)	23,297	930,715
Athersys, Inc. (a)(b)	104,254	200,168
aTyr Pharma, Inc. (a)(b)	5,317	3,275
Audentes Therapeutics, Inc. (a)	20,807	508,731
Aurinia Pharmaceuticals, Inc. (a)(b)	64,985	393,809
AVEO Pharmaceuticals, Inc. (a)(b)	89,830	185,948
Avid Bioservices, Inc. (a)	29,117	154,320
BeiGene Ltd. ADR (a)(b)	20,045	3,073,099
Bellicum Pharmaceuticals, Inc. (a)	22,452	102,606
BioCryst Pharmaceuticals, Inc. (a)(b)	67,634	620,880
Biogen, Inc. (a)	90,980	30,361,846
BioLine RX Ltd. sponsored ADR (a)(b)	57,628	39,400
BioMarin Pharmaceutical, Inc. (a)	77,142	7,407,946
Biospecifics Technologies Corp. (a)	5,980	366,993
bluebird bio, Inc. (a)(b)	28,867	3,547,466
Blueprint Medicines Corp. (a)	23,874	1,369,651
BrainStorm Cell Therpeutic, Inc. (a)(b)	29,253	90,977
Calithera Biosciences, Inc. (a)	16,354	80,625
Calyxt, Inc. (a)(b)	19,626	226,092
Cancer Genetics, Inc. (a)(b)	29,432	8,241
Capricor Therapeutics, Inc. (a)(b)	12,301	9,496
Cara Therapeutics, Inc. (a)(b)	19,895	361,691
CareDx, Inc. (a)	20,371	596,259
CASI Pharmaceuticals, Inc. (a)(b)	47,269	204,675
Catalyst Biosciences, Inc. (a)(b)	8,396	89,669
Catalyst Pharmaceutical Partners, Inc. (a)	48,487	122,915
Celgene Corp. (a)	312,203	22,547,301
Celldex Therapeutics, Inc. (a)	245,423	73,283
Cellectis SA sponsored ADR (a)(b)	8,366	184,219
Cellular Biomedicine Group, Inc. (a)(b)	8,798	175,344
Celsion Corp. (a)	9,296	17,941
ChemoCentryx, Inc. (a)	25,797	259,260
Chimerix, Inc. (a)	27,141	89,294
China Biologic Products Holdings, Inc. (a)(b)	20,017	1,642,195
Cidara Therapeutics, Inc. (a)(b)	11,639	42,366
Cleveland Biolabs, Inc. (a)	4,912	9,185
Clovis Oncology, Inc. (a)(b)	28,521	490,846
Coherus BioSciences, Inc. (a)	35,228	389,622
Conatus Pharmaceuticals, Inc. (a)(b)	13,278	59,485
Concert Pharmaceuticals, Inc. (a)	16,713	239,497
ContraFect Corp. (a)	39,097	91,878
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	313,964
Corvus Pharmaceuticals, Inc. (a)	22,350	133,653
CRISPR Therapeutics AG (a)(b)	26,023	997,462
CTI BioPharma Corp. (a)(b)	48,952	82,239
Curis, Inc. (a)(b)	28,909	24,792
Cyclacel Pharmaceuticals, Inc. (a)(b)	2,985	2,642
Cytokinetics, Inc. (a)	37,780	296,951
CytomX Therapeutics, Inc. (a)	23,173	319,787
CytRx Corp. (a)	40,315	23,181
DBV Technologies SA sponsored ADR (a)(b)	18,600	280,860
Deciphera Pharmaceuticals, Inc. (a)(b)	19,458	507,270
DelMar Pharmaceuticals, Inc. (a)(b)	4,500	2,178
Denali Therapeutics, Inc. (a)	54,017	1,035,506
Dicerna Pharmaceuticals, Inc. (a)	31,417	468,427
Dynavax Technologies Corp. (a)(b)	23,641	267,143
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	393,876
Edge Therapeutics, Inc. (a)(b)	94,051	63,484
Editas Medicine, Inc. (a)(b)	29,210	910,184
Eiger Biopharmaceuticals, Inc. (a)	4,713	50,005
Enanta Pharmaceuticals, Inc. (a)	10,515	832,157
Epizyme, Inc. (a)(b)	37,039	274,829
Esperion Therapeutics, Inc. (a)	14,096	749,343
Exact Sciences Corp. (a)(b)	51,814	4,040,456
Exelixis, Inc. (a)	160,013	3,249,864
Fate Therapeutics, Inc. (a)(b)	32,263	495,560
Fibrocell Science, Inc. (a)(b)	1,683	3,568
FibroGen, Inc. (a)	45,125	1,956,620
Five Prime Therapeutics, Inc. (a)	18,559	238,298
Flexion Therapeutics, Inc. (a)(b)	22,770	371,379
Fortress Biotech, Inc. (a)(b)	23,750	28,975
Forward Pharma A/S sponsored ADR (a)	3,498	3,848
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	578,334
Galectin Therapeutics, Inc. (a)(b)	16,710	82,547
Galmed Pharmaceuticals Ltd. (a)	11,746	100,663
Genomic Health, Inc. (a)	20,676	1,634,438
GenVec, Inc. rights 12/31/99 (a)(c)	385	0
Geron Corp. (a)(b)	89,652	144,340
Gilead Sciences, Inc.	559,745	40,268,055
Global Blood Therapeutics, Inc. (a)(b)	28,220	890,059
GlycoMimetics, Inc. (a)(b)	25,873	297,281
Grifols SA ADR	80,663	1,590,674
GTx, Inc. (a)(b)	15,451	22,404
Halozyme Therapeutics, Inc. (a)	79,013	1,304,505
Heron Therapeutics, Inc. (a)(b)	19,155	550,323
Idera Pharmaceuticals, Inc. (a)(b)	19,729	135,538
Immune Design Corp. (a)	38,414	61,462
ImmunoGen, Inc. (a)	78,314	431,510
Immunomedics, Inc. (a)(b)	100,210	2,013,219
Incyte Corp. (a)	92,996	5,974,993
Infinity Pharmaceuticals, Inc. (a)(b)	24,223	32,217
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	268,222
Insmed, Inc. (a)(b)	43,109	772,082
Insys Therapeutics, Inc. (a)(b)	49,048	294,778
Intec Pharma Ltd.(a)(b)	17,341	120,000
Intellia Therapeutics, Inc. (a)(b)	24,396	436,932
Intercept Pharmaceuticals, Inc. (a)(b)	15,557	1,725,427
Intrexon Corp. (a)(b)	63,800	625,240
Ionis Pharmaceuticals, Inc. (a)(b)	73,771	4,300,112
Iovance Biotherapeutics, Inc. (a)	63,565	614,674
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	76,221	1,053,374
Jounce Therapeutics, Inc. (a)	23,443	101,274
Kalvista Pharmaceuticals, Inc. (a)	4,913	118,207
Kamada(a)(b)	21,224	111,214
Karyopharm Therapeutics, Inc. (a)	36,698	381,659
Keryx Biopharmaceuticals, Inc. (a)	56,219	169,219
Kindred Biosciences, Inc. (a)	19,674	267,566
Kura Oncology, Inc. (a)	21,217	269,456
La Jolla Pharmaceutical Co. (a)(b)	9,021	130,534
Leap Therapeutics, Inc. (a)	7,821	28,938
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	452,709
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	1,792,898
General CVR (a)	1,518	11
Glucagon CVR	1,518	108
rights (a)(c)	1,518	9
TR Beta CVR (a)	1,518	182
Loxo Oncology, Inc. (a)	16,537	2,322,126
Macrogenics, Inc. (a)	25,781	443,691
Madrigal Pharmaceuticals, Inc. (a)(b)	7,515	869,110
MannKind Corp. (a)(b)	75,954	135,198
Marker Therapeutics, Inc. (a)(b)	27,271	192,533
MediciNova, Inc. (a)(b)	25,966	258,621
MEI Pharma, Inc. (a)(b)	19,671	56,652
Mesoblast Ltd. sponsored ADR (a)	7,456	36,236
Minerva Neurosciences, Inc. (a)	24,820	196,326
Miragen Therapeutics, Inc. (a)(b)	18,278	63,607
Mirati Therapeutics, Inc. (a)(b)	15,842	611,343
Molecular Templates, Inc. (a)	14,259	73,434
Momenta Pharmaceuticals, Inc. (a)	43,020	509,357
Myriad Genetics, Inc. (a)	38,156	1,230,149
NantKwest, Inc. (a)(b)	41,343	70,697
Natera, Inc. (a)	35,482	614,548
Neuralstem, Inc. (a)	7,185	3,614
Neurocrine Biosciences, Inc. (a)	48,646	4,293,982
NewLink Genetics Corp. (a)(b)	31,809	60,119
Novavax, Inc. (a)(b)	244,379	505,865
Novelion Therapeutics, Inc. (a)(b)	10,729	10,386
Nymox Pharmaceutical Corp. (a)(b)	26,172	47,895
OncoMed Pharmaceuticals, Inc. (a)	20,139	23,563
OncoSec Medical, Inc. (a)(b)	27,890	24,554
Opko Health, Inc. (a)(b)	301,510	1,127,647
Organovo Holdings, Inc. (a)(b)	100,887	97,770
Ovid Therapeutics, Inc. (a)	29,214	117,732
PDL BioPharma, Inc. (a)	72,841	223,622
Pieris Pharmaceuticals, Inc. (a)	45,039	152,682
Pluristem Therapeutics, Inc. (a)(b)	109,370	118,120
Polarityte, Inc. (a)(b)	11,669	172,701
Portola Pharmaceuticals, Inc. (a)(b)	35,710	780,264
Prana Biotechnology Ltd. ADR (a)	548	915
Progenics Pharmaceuticals, Inc. (a)(b)	44,482	230,862
ProQR Therapeutics BV (a)(b)	16,818	320,551
Protagonist Therapeutics, Inc. (a)	9,864	63,820
Proteon Therapeutics, Inc. (a)	2,550	4,233
Proteostasis Therapeutics, Inc. (a)	17,880	90,652
Prothena Corp. PLC (a)(b)	20,886	250,841
PTC Therapeutics, Inc. (a)	25,824	917,268
Puma Biotechnology, Inc. (a)(b)	19,906	462,615
Ra Pharmaceuticals, Inc. (a)	27,123	427,730
Radius Health, Inc. (a)(b)	23,750	395,913
Recro Pharma, Inc. (a)	8,008	52,613
Regeneron Pharmaceuticals, Inc. (a)	45,683	16,703,989
REGENXBIO, Inc. (a)	18,768	1,124,391
Regulus Therapeutics, Inc. (a)(b)	2,439	3,927
Repligen Corp. (a)(b)	23,817	1,540,245
Retrophin, Inc. (a)	21,000	515,340
Rigel Pharmaceuticals, Inc. (a)	85,359	241,566
Rubius Therapeutics, Inc. (b)	44,000	940,720
Sage Therapeutics, Inc. (a)(b)	24,522	2,827,141
Sangamo Therapeutics, Inc. (a)(b)	57,003	705,127
Sarepta Therapeutics, Inc. (a)(b)	35,678	4,619,231
Savara, Inc. (a)	20,961	188,020
Seattle Genetics, Inc. (a)(b)	85,270	5,336,197
Selecta Biosciences, Inc. (a)(b)	17,908	107,985
Seres Therapeutics, Inc. (a)	36,830	307,531
Sesen Bio, Inc. (a)	53,077	91,823
Shire PLC sponsored ADR	29,445	5,169,953
Sienna Biopharmaceuticals, Inc. (a)	16,518	166,997
Sierra Oncology, Inc. (a)	35,365	57,645
Sinovac Biotech Ltd. (a)(b)	27,717	207,323
Sophiris Bio, Inc. (a)	19,042	37,894
Sorrento Therapeutics, Inc. (a)(b)	57,635	199,417
Spark Therapeutics, Inc. (a)(b)	20,333	856,629
Spectrum Pharmaceuticals, Inc. (a)	56,935	823,280
Stemline Therapeutics, Inc. (a)	20,419	224,405
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	2,155
Sunesis Pharmaceuticals, Inc. (a)(b)	18,747	16,915
Syndax Pharmaceuticals, Inc. (a)	11,481	58,553
Syros Pharmaceuticals, Inc. (a)	22,190	151,114
T2 Biosystems, Inc. (a)(b)	23,503	104,353
TESARO, Inc. (a)(b)	30,001	1,391,446
TG Therapeutics, Inc. (a)(b)	28,603	144,159
Tobira Therapeutics, Inc. rights (a)(b)(c)	6,103	46,505
TRACON Pharmaceuticals, Inc. (a)	28,234	38,398
Trillium Therapeutics, Inc. (a)	10,086	30,359
Ultragenyx Pharmaceutical, Inc. (a)(b)	26,863	1,441,737
uniQure B.V. (a)(b)	20,150	589,992
United Therapeutics Corp. (a)	23,507	2,776,177
Vanda Pharmaceuticals, Inc. (a)	27,249	682,315
Vaxart, Inc. (a)	6,866	21,147
VBI Vaccines, Inc. (a)(b)	43,606	69,770
VBL Therapeutics (a)	11,422	13,935
Veracyte, Inc. (a)	31,185	381,704
Verastem, Inc. (a)(b)	37,327	190,368
Vericel Corp. (a)	23,148	406,942
Vertex Pharmaceuticals, Inc. (a)	110,058	19,897,386
Vital Therapies, Inc. (a)	32,672	10,337
Voyager Therapeutics, Inc. (a)	17,135	195,339
vTv Therapeutics, Inc. Class A (a)(b)	25,511	43,114
Xbiotech, Inc. (a)	18,498	82,871
Xencor, Inc. (a)	31,196	1,310,544
Xenon Pharmaceuticals, Inc. (a)	9,315	78,525
XOMA Corp. (a)(b)	4,636	69,679
XOMA Corp. rights 12/14/18 (a)(b)	531	1,078
Yield10 Bioscience, Inc. (a)	456	579
Zafgen, Inc. (a)	19,946	100,528
Zealand Pharma A/S sponsored ADR (a)	3,706	50,105
ZIOPHARM Oncology, Inc. (a)(b)	93,264	312,434
		363,622,290
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	24,048	8,000,289
Accuray, Inc. (a)(b)	66,563	272,908
Aethlon Medical, Inc. (a)(b)	41,226	51,945
Align Technology, Inc. (a)	34,612	7,956,953
Angiodynamics, Inc. (a)	19,434	417,637
Anika Therapeutics, Inc. (a)(b)	7,769	267,642
Antares Pharma, Inc. (a)	78,736	284,237
Atossa Genetics, Inc. (a)(b)	1,820	2,075
Atricure, Inc. (a)	21,627	724,288
Atrion Corp.	975	753,890
AxoGen, Inc. (a)(b)	19,730	660,560
Bellerophon Therapeutics, Inc. (a)	58,922	55,976
BioLase Technology, Inc. (a)(b)	6,537	7,518
Cardiovascular Systems, Inc. (a)	17,188	530,594
Cerus Corp. (a)	80,167	420,877
Cesca Therapeutics, Inc. (a)	5,298	1,720
Chembio Diagnostics, Inc. (a)	7,945	55,218
Chf Solutions, Inc. (a)(b)	28,391	25,126
ConforMis, Inc. (a)	33,766	18,254
CONMED Corp.	15,360	1,043,866
CryoPort, Inc. (a)(b)	18,655	201,847
Cutera, Inc. (a)	7,173	147,047
CytoSorbents Corp. (a)(b)	23,932	249,850
Dare Bioscience, Inc. (a)	75	65
Dentsply Sirona, Inc.	100,634	3,801,953
DexCom, Inc. (a)	45,555	5,903,472
EDAP TMS SA sponsored ADR (a)	18,494	48,269
Ekso Bionics Holdings, Inc. (a)(b)	31,173	57,982
Endologix, Inc. (a)	57,137	48,635
Fonar Corp. (a)	3,366	74,153
Genmark Diagnostics, Inc. (a)	39,251	204,498
Heska Corp. (a)	3,929	408,537
Hologic, Inc. (a)	118,623	5,268,047
ICU Medical, Inc. (a)	10,883	2,617,253
IDEXX Laboratories, Inc. (a)	38,106	7,764,479
Inogen, Inc. (a)	11,445	1,686,535
Insulet Corp. (a)(b)	30,979	2,600,067
Integra LifeSciences Holdings Corp. (a)	48,069	2,577,940
IntriCon Corp. (a)	5,239	181,427
Intuitive Surgical, Inc. (a)	49,120	26,076,334
InVivo Therapeutics Holdings Corp. (a)(b)	3,296	6,559
IRadimed Corp. (a)(b)	5,609	161,427
iRhythm Technologies, Inc. (a)	12,962	960,225
Iridex Corp. (a)	4,918	23,311
Kewaunee Scientific Corp.	1,782	45,174
Lantheus Holdings, Inc. (a)	20,212	378,975
LeMaitre Vascular, Inc. (b)	13,069	364,494
Lianluo Smart Ltd. (a)	837	1,322
LivaNova PLC (a)	25,612	2,591,678
Masimo Corp. (a)	27,639	3,051,898
Mazor Robotics Ltd. sponsored ADR (a)	9,777	569,901
Meridian Bioscience, Inc. (b)	34,794	658,998
Merit Medical Systems, Inc. (a)	28,986	1,827,567
Misonix, Inc. (a)	4,210	67,571
Natus Medical, Inc. (a)	17,480	618,442
Neogen Corp. (a)	27,277	1,769,186
Neovasc, Inc. (a)(b)	9,383	8,257
Novocure Ltd. (a)(b)	48,864	1,677,012
NuVasive, Inc. (a)	26,894	1,712,879
Nuvectra Corp. (a)	10,579	211,263
NxStage Medical, Inc. (a)	34,736	980,945
Obalon Therapeutics, Inc. (a)	8,656	14,369
OraSure Technologies, Inc. (a)	31,978	406,121
Orthofix International NV (a)	10,129	610,272
Oxford Immunotec Global PLC (a)	13,601	204,831
Pulse Biosciences, Inc. (a)(b)	8,881	111,368
Pulse Biosciences, Inc. rights 12/6/18 (a)(b)	8,881	0
Quidel Corp. (a)	16,881	1,026,702
Quotient Ltd. (a)(b)	26,425	208,493
Rockwell Medical Technologies, Inc. (a)(b)	48,247	159,698
RTI Biologics, Inc.(a)	33,357	139,099
Seaspine Holdings Corp. (a)	12,320	242,211
Second Sight Medical Products, Inc. (a)(b)	35,467	38,304
Sientra, Inc. (a)(b)	14,846	252,382
Staar Surgical Co. (a)	23,445	891,144
STRATA Skin Sciences, Inc. (a)	13,172	40,965
SurModics, Inc. (a)	7,764	470,421
Tactile Systems Technology, Inc. (a)(b)	9,562	537,767
Tandem Diabetes Care, Inc. (a)	30,520	1,123,746
Trinity Biotech PLC sponsored ADR (a)	13,909	40,892
Utah Medical Products, Inc.	4,044	383,735
Varex Imaging Corp. (a)	19,952	525,735
Vermillion, Inc. (a)	26,233	14,229
ViewRay, Inc. (a)(b)	35,896	240,862
Viveve Medical, Inc. (a)(b)	9,403	19,276
Wright Medical Group NV (a)(b)	55,863	1,561,929
Zosano Pharma Corp. (a)(b)	6,478	24,228
		108,445,826
Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,653,863
Aceto Corp.	36,243	58,714
Addus HomeCare Corp. (a)	6,112	453,633
Amedisys, Inc. (a)	18,415	2,509,044
BioScrip, Inc. (a)(b)	104,552	412,980
BioTelemetry, Inc. (a)	17,171	1,218,111
Corvel Corp. (a)	13,108	913,628
Cross Country Healthcare, Inc. (a)	19,440	176,321
Digirad Corp.	12,246	10,921
Express Scripts Holding Co. (a)	241,689	24,524,183
Five Star Sr Living, Inc. (a)	17,859	6,667
G1 Therapeutics, Inc. (a)	19,940	762,306
Guardant Health, Inc.	50,000	1,786,500
HealthEquity, Inc. (a)	33,330	2,956,038
Henry Schein, Inc. (a)(b)	68,488	6,109,130
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	26,859	479,702
Interpace Diagnostics Group, Inc. (a)(b)	50,899	53,444
LHC Group, Inc. (a)	17,804	1,867,105
Magellan Health Services, Inc. (a)	13,571	739,891
National Research Corp. Class A	14,562	580,587
National Vision Holdings, Inc. (a)	41,366	1,521,028
Patterson Companies, Inc. (b)	49,609	1,258,580
Premier, Inc. (a)(b)	27,490	1,090,253
Providence Service Corp.	6,861	485,827
Psychemedics Corp.	2,537	44,550
R1 RCM, Inc. (a)	66,926	613,042
RadNet, Inc. (a)	32,432	418,048
Sharps Compliance Corp. (a)	5,820	19,497
The Ensign Group, Inc.	27,119	1,230,389
The Joint Corp. (a)	5,488	42,532
Tivity Health, Inc. (a)(b)	21,349	874,455
		54,870,969
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	93,091	950,459
athenahealth, Inc. (a)	21,326	2,838,491
Cerner Corp. (a)	142,925	8,276,787
Computer Programs & Systems, Inc. (b)	10,872	290,065
Fulgent Genetics, Inc. (a)	8,707	30,910
HealthStream, Inc.	16,978	418,338
HMS Holdings Corp. (a)	43,536	1,555,977
iCAD, Inc. (a)	7,155	31,053
Inovalon Holdings, Inc. Class A (a)(b)	44,722	594,803
Medidata Solutions, Inc. (a)(b)	31,212	2,409,879
NantHealth, Inc. (a)(b)	61,589	54,870
Nextgen Healthcare, Inc. (a)	33,535	588,539
Omnicell, Inc. (a)	22,397	1,729,720
Simulations Plus, Inc.	14,071	278,887
Streamline Health Solutions, Inc. (a)	5,177	4,186
Tabula Rasa HealthCare, Inc. (a)(b)	10,508	793,144
		20,846,108
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	397,387
Bio-Techne Corp.	20,264	3,271,015
Bruker Corp.	84,372	2,796,088
Champions Oncology, Inc. (a)	7,123	90,248
ChromaDex, Inc. (a)(b)	43,892	155,817
Codexis, Inc. (a)	28,061	615,097
Compugen Ltd. (a)(b)	25,643	88,725
Fluidigm Corp. (a)(b)	30,469	249,846
Harvard Bioscience, Inc. (a)	31,153	123,054
ICON PLC (a)	29,043	4,203,103
Illumina, Inc. (a)	63,234	21,341,475
Luminex Corp.	23,369	686,348
Medpace Holdings, Inc. (a)	18,942	1,172,699
Nanostring Technologies, Inc. (a)	19,570	337,974
NeoGenomics, Inc. (a)(b)	46,549	763,404
Pacific Biosciences of California, Inc. (a)	93,912	734,392
PRA Health Sciences, Inc. (a)	34,586	4,037,570
Syneos Health, Inc. (a)(b)	54,055	2,795,725
		43,859,967
Pharmaceuticals - 0.8%
Acasti Pharma, Inc. (a)	1,813	1,337
AcelRx Pharmaceuticals, Inc. (a)(b)	24,352	82,066
Aclaris Therapeutics, Inc. (a)(b)	23,252	216,709
Adamis Pharmaceuticals Corp. (a)(b)	15,605	47,595
Aerie Pharmaceuticals, Inc. (a)(b)	23,989	956,921
Agile Therapeutics, Inc. (a)(b)	25,026	21,705
Akcea Therapeutics, Inc. (a)(b)	46,400	1,572,496
Akorn, Inc. (a)	66,088	453,364
Alimera Sciences, Inc. (a)(b)	20,331	20,738
Amphastar Pharmaceuticals, Inc. (a)	33,818	734,527
ANI Pharmaceuticals, Inc. (a)	6,202	344,769
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Apricus Biosciences, Inc. (a)	87,966	26,918
Aratana Therapeutics, Inc. (a)	45,364	294,866
Assembly Biosciences, Inc. (a)	11,390	293,634
Assertio Therapeutics, Inc. (a)(b)	40,669	202,735
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (a)(b)	37,801	499,729
Auris Medical Holding AG (a)(b)	18,206	10,559
Avadel Pharmaceuticals PLC sponsored ADR (a)	36,999	113,217
Axsome Therapeutics, Inc. (a)(b)	11,637	37,937
BeyondSpring, Inc. (a)(b)	11,563	281,443
Bio Path Holdings, Inc. (a)	1,184	525
Biodelivery Sciences International, Inc. (a)	63,553	231,968
Chiasma, Inc. (a)	5,244	21,081
Clearside Biomedical, Inc. (a)	16,835	24,747
Clementia Pharmaceuticals, Inc. (a)(b)	21,066	294,081
Collegium Pharmaceutical, Inc. (a)(b)	17,341	332,774
Corcept Therapeutics, Inc. (a)(b)	63,549	885,238
Correvio Pharma Corp. (a)(b)	33,798	118,631
Cumberland Pharmaceuticals, Inc. (a)	7,820	49,031
CymaBay Therapeutics, Inc. (a)	23,006	205,444
Dermira, Inc. (a)(b)	22,129	256,918
Dova Pharmaceuticals, Inc. (a)(b)	17,267	257,278
Durect Corp. (a)	119,193	105,939
Endo International PLC (a)	124,163	1,493,681
Endocyte, Inc. (a)	42,859	1,012,758
Evofem Biosciences, Inc. (a)(b)	14,046	49,161
Evoke Pharma, Inc. (a)(b)	7,184	18,319
Eyepoint Pharmaceuticals, Inc. (a)(b)	39,300	92,748
Flex Pharma, Inc. (a)(b)	3,588	1,543
Foamix Pharmaceuticals Ltd. (a)(b)	19,970	79,680
Gemphire Therapeutics, Inc. (a)(b)	12,322	14,417
GW Pharmaceuticals PLC ADR (a)(b)	14,211	1,748,237
Horizon Pharma PLC (a)	90,847	1,815,123
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	15,546	535,871
Imprimis Pharmaceuticals, Inc. (a)	10,102	47,782
Innocoll Holdings PLC rights (a)(b)(c)	9,257	0
Innoviva, Inc. (a)(b)	60,265	1,100,439
IntelliPharmaCeutics International Corp. (a)(b)	1,375	462
Intersect ENT, Inc. (a)	14,825	444,898
Intra-Cellular Therapies, Inc. (a)	32,298	466,706
Jazz Pharmaceuticals PLC (a)	32,460	4,907,952
Kala Pharmaceuticals, Inc. (a)	12,101	76,236
KemPharm, Inc. (a)(b)	8,237	21,087
Lipocine, Inc. (a)(b)	9,996	13,595
Marinus Pharmaceuticals, Inc. (a)(b)	21,644	101,077
MediWound Ltd. (a)	14,279	82,390
Melinta Therapeutics, Inc. (a)(b)	27,874	59,093
Mersana Therapeutics, Inc. (a)	15,344	81,323
Merus B.V. (a)	12,614	156,540
Mustang Bio, Inc. (a)	14,056	56,365
Mylan NV (a)	223,262	7,559,651
MyoKardia, Inc. (a)	22,119	1,372,926
Nabriva Therapeutics PLC (a)	46,739	95,348
Nektar Therapeutics (a)	92,610	3,740,518
Neos Therapeutics, Inc. (a)	31,007	60,774
Novan, Inc. (a)	4,231	7,193
Novus Therapeutics, Inc. (a)	3,914	13,582
Omeros Corp. (a)(b)	25,290	352,796
Oncobiologics, Inc. (a)	11,165	7,168
Onconova Therapeutics, Inc. (a)	9,425	40,905
Oramed Pharmaceuticals, Inc. (a)	5,403	22,044
Pacira Pharmaceuticals, Inc. (a)	21,331	1,030,927
Pain Therapeutics, Inc. (a)(b)	12,106	13,922
Paratek Pharmaceuticals, Inc. (a)(b)	16,752	126,813
Pernix Therapeutics Holdings, Inc. (a)(b)	12,118	4,897
Phibro Animal Health Corp. Class A	13,881	470,566
ProPhase Labs, Inc.	1,566	4,745
Pulmatrix, Inc. (a)(b)	49,084	17,994
Reata Pharmaceuticals, Inc. (a)(b)	14,994	946,871
Revance Therapeutics, Inc. (a)(b)	22,941	468,914
SCYNEXIS, Inc. (a)(b)	74,353	55,021
Strongbridge Biopharma PLC (a)(b)	37,467	195,578
Supernus Pharmaceuticals, Inc. (a)	28,417	1,347,534
Tetraphase Pharmaceuticals, Inc. (a)	51,123	91,510
The Medicines Company (a)(b)	42,065	930,898
TherapeuticsMD, Inc. (a)(b)	115,106	578,983
Theravance Biopharma, Inc. (a)(b)	33,526	925,653
Titan Pharmaceuticals, Inc. (a)(b)	16,442	5,431
UroGen Pharma Ltd. (a)(b)	8,125	398,450
VIVUS, Inc. (a)(b)	6,384	18,067
WAVE Life Sciences (a)	15,271	730,717
Zogenix, Inc. (a)(b)	22,223	913,143
Zynerba Pharmaceuticals, Inc. (a)	6,159	29,686
		46,053,628

TOTAL HEALTH CARE		637,698,788

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	12,567	962,632
Arotech Corp. (a)	12,878	35,672
Astronics Corp. (a)	16,075	521,795
Astrotech Corp. (a)	716	2,005
Axon Enterprise, Inc. (a)(b)	31,364	1,363,393
Elbit Systems Ltd.	22,598	2,785,429
KEYW Holding Corp. (a)(b)	33,591	328,184
Kratos Defense & Security Solutions, Inc. (a)(b)	59,238	787,865
Mercury Systems, Inc. (a)(b)	25,203	1,305,767
RADA Electronic Industries Ltd. (a)(b)	26,723	80,169
TAT Technologies Ltd. (a)	4,822	32,332
		8,205,243
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	31,127	576,783
Atlas Air Worldwide Holdings, Inc. (a)	13,422	714,722
C.H. Robinson Worldwide, Inc. (b)	73,778	6,811,923
Echo Global Logistics, Inc. (a)	16,109	408,685
Expeditors International of Washington, Inc.	93,668	7,127,198
Forward Air Corp.	15,404	1,005,573
Hub Group, Inc. Class A (a)	17,636	783,744
		17,428,628
Airlines - 0.6%
Allegiant Travel Co.	8,455	1,136,437
American Airlines Group, Inc.	205,698	8,260,832
Hawaiian Holdings, Inc. (b)	28,263	1,134,477
JetBlue Airways Corp. (a)	166,852	3,256,951
Ryanair Holdings PLC sponsored ADR (a)	53,117	4,373,123
SkyWest, Inc.	28,791	1,660,665
United Continental Holdings, Inc. (a)	146,370	14,153,979
		33,976,464
Building Products - 0.1%
AAON, Inc. (b)	27,402	1,039,906
American Woodmark Corp. (a)	9,820	656,860
Apogee Enterprises, Inc.	14,782	538,804
Builders FirstSource, Inc. (a)	64,810	876,879
Caesarstone Sdot-Yam Ltd. (b)	18,101	283,281
China Ceramics Co. Ltd. (a)	187	230
CSW Industrials, Inc. (a)	8,084	428,209
Gibraltar Industries, Inc. (a)	16,558	598,737
Insteel Industries, Inc.	13,739	378,372
Patrick Industries, Inc. (a)	13,038	517,869
Universal Forest Products, Inc.	34,940	966,440
		6,285,587
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	25,677	838,354
CECO Environmental Corp. (a)	17,565	145,965
China Recycling Energy Corp. (a)	1,607	1,719
Cimpress NV (a)(b)	16,194	1,953,968
Cintas Corp.	46,150	8,647,587
Copart, Inc. (a)	124,748	6,384,603
Essendant, Inc.	27,092	342,443
Fuel Tech, Inc. (a)	2,055	2,487
Healthcare Services Group, Inc. (b)	39,488	1,863,834
Heritage-Crystal Clean, Inc. (a)	16,899	473,341
Herman Miller, Inc.	33,182	1,123,543
Hudson Technologies, Inc. (a)(b)	20,528	22,376
Industrial Services of America, Inc. (a)	694	1,083
Interface, Inc.	31,344	507,773
Intersections, Inc. (a)	11,661	42,446
Kimball International, Inc. Class B	29,221	445,912
Matthews International Corp. Class A	16,846	709,722
McGrath RentCorp.	12,871	687,698
Mobile Mini, Inc.	23,443	947,566
Multi-Color Corp. (b)	10,773	478,321
Odyssey Marine Exploration, Inc. (a)(b)	4,993	26,363
Performant Financial Corp. (a)	18,514	31,844
Perma-Fix Environmental Services, Inc. (a)	5,364	16,092
PICO Holdings, Inc.	19,423	189,374
Pointer Telocation Ltd. (a)	3,830	45,194
SP Plus Corp. (a)	16,607	503,358
Stericycle, Inc. (a)(b)	45,115	2,168,678
Tetra Tech, Inc.	30,054	1,832,092
U.S. Ecology, Inc.	13,844	964,511
Virco Manufacturing Co.	609	2,674
VSE Corp.	8,808	256,577
		31,657,498
Construction & Engineering - 0.0%
Aegion Corp. (a)	23,002	439,338
Great Lakes Dredge & Dock Corp. (a)	29,712	220,166
Ies Holdings, Inc. (a)	13,864	243,452
Limbach Holdings, Inc. (a)	4,323	17,335
MYR Group, Inc. (a)	11,190	350,247
Northwest Pipe Co. (a)	8,243	194,452
NV5 Holdings, Inc. (a)	7,172	526,353
Primoris Services Corp.	28,950	699,143
Sterling Construction Co., Inc. (a)	15,145	194,916
		2,885,402
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	301,885
American Superconductor Corp. (a)(b)	13,822	138,220
Ballard Power Systems, Inc. (a)(b)	94,559	274,002
Broadwind Energy, Inc. (a)	6,588	11,463
Encore Wire Corp.	10,986	548,861
Energous Corp. (a)(b)	13,422	109,658
Energy Focus, Inc. (a)	4,044	4,004
Enphase Energy, Inc. (a)(b)	55,853	301,606
FuelCell Energy, Inc. (a)(b)	76,223	53,707
Highpower International, Inc. (a)(b)	15,239	36,878
Hydrogenics Corp. (a)(b)	12,364	63,304
Ideal Power, Inc. (a)(b)	9,162	2,657
LSI Industries, Inc.	17,145	75,609
Orion Energy Systems, Inc. (a)(b)	11,781	8,971
Pioneer Power Solutions, Inc. (a)(b)	3,776	18,087
Plug Power, Inc. (a)(b)	113,048	197,834
Polar Power, Inc. (a)(b)	5,654	33,076
Powell Industries, Inc.	6,368	194,670
Preformed Line Products Co.	3,095	198,575
Revolution Lighting Technologies, Inc. (a)(b)	19,091	13,975
Sunrun, Inc. (a)(b)	58,790	861,274
TPI Composites, Inc. (a)	17,956	488,224
Ultralife Corp. (a)	12,841	94,253
Vicor Corp.(a)(b)	14,616	523,253
		4,554,046
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	97,838	6,542,427
Raven Industries, Inc.	18,867	761,283
		7,303,710
Machinery - 0.6%
Altra Industrial Motion Corp.	15,461	487,795
American Railcar Industries, Inc.	10,201	716,824
ARC Group Worldwide, Inc. (a)	7,999	10,799
Astec Industries, Inc.	13,073	466,314
Blue Bird Corp. (a)(b)	17,587	336,439
Chart Industries, Inc. (a)	16,187	1,028,846
Columbus McKinnon Corp. (NY Shares)	12,176	423,725
Commercial Vehicle Group, Inc. (a)	24,542	171,303
Dmc Global, Inc.	9,729	354,136
Eastern Co.	4,547	124,133
Energy Recovery, Inc. (a)(b)	35,074	286,555
ExOne Co. (a)(b)	20,871	170,307
Franklin Electric Co., Inc.	26,553	1,201,523
FreightCar America, Inc. (a)	6,576	62,735
Gencor Industries, Inc. (a)	8,433	95,546
Hebron Technology Co. Ltd. (a)	4,198	3,779
Hurco Companies, Inc.	4,416	168,735
Jason Industries, Inc. (a)	14,677	27,740
Kornit Digital Ltd. (a)(b)	18,114	416,984
L.B. Foster Co. Class A (a)	5,419	104,858
Lincoln Electric Holdings, Inc.	34,534	2,968,197
Manitex International, Inc. (a)	10,479	76,392
MFRI, Inc. (a)	4,058	35,223
Middleby Corp.(a)(b)	29,958	3,618,627
NN, Inc.	14,567	104,591
Nordson Corp. (b)	31,193	3,755,949
Omega Flex, Inc. (b)	6,310	349,574
PACCAR, Inc.	151,166	9,405,549
Park-Ohio Holdings Corp.	7,531	271,568
RBC Bearings, Inc. (a)	13,133	2,009,612
Sharing Economy International (a)(b)	50	70
Spartan Motors, Inc.	23,588	189,883
Sun Hydraulics Corp. (b)	17,927	747,197
Taylor Devices, Inc. (a)	1,597	19,563
TriMas Corp. (a)	24,185	702,091
Twin Disc, Inc. (a)	9,749	170,120
Westport Fuel Systems, Inc.(a)(b)	33,412	70,165
Woodward, Inc.	32,540	2,722,947
		33,876,394
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	67,219	314,585
EuroDry Ltd. (a)	54	501
Euroseas Ltd. (a)	273	263
Golden Ocean Group Ltd.	71,759	505,183
Seanergy Martime Holdings Corp. (a)	5,859	3,984
Star Bulk Carriers Corp. (a)(b)	33,816	323,619
		1,148,135
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	19,114	1,301,281
Acacia Research Corp. (a)	44,233	140,661
Barrett Business Services, Inc.	5,442	382,845
CoStar Group, Inc. (a)	19,551	7,221,944
CRA International, Inc.	5,134	250,283
Exponent, Inc.	30,734	1,546,535
Forrester Research, Inc.	13,856	647,629
Heidrick & Struggles International, Inc.	9,964	365,280
Hudson Global, Inc. (a)	12,828	17,959
Huron Consulting Group, Inc. (a)	14,055	782,442
ICF International, Inc.	9,872	691,336
IHS Markit Ltd. (a)	211,884	11,308,249
InnerWorkings, Inc. (a)(b)	42,664	180,042
Kelly Services, Inc. Class A (non-vtg.)	20,284	464,909
Kforce, Inc.	14,214	450,442
Lightbridge Corp. (a)	441	347
Marathon Patent Group, Inc. (a)(b)	37,183	22,957
RCM Technologies, Inc.	3,957	15,551
Resources Connection, Inc.	24,682	415,645
Spherix, Inc. (a)(b)	17,579	14,599
Verisk Analytics, Inc. (a)(b)	71,077	8,765,216
Willdan Group, Inc. (a)	7,660	288,705
		35,274,857
Road & Rail - 0.9%
AMERCO	10,530	3,648,119
ArcBest Corp.	13,492	543,188
Avis Budget Group, Inc. (a)	42,620	1,248,340
Covenant Transport Group, Inc. Class A (a)	8,404	191,443
CSX Corp.	376,946	27,377,588
Daseke, Inc. (a)	31,805	127,856
Heartland Express, Inc. (b)	43,291	898,288
J.B. Hunt Transport Services, Inc.	47,202	5,020,405
Landstar System, Inc.	21,982	2,397,797
Marten Transport Ltd.	28,573	556,602
Old Dominion Freight Lines, Inc.	44,050	6,022,957
P.A.M. Transportation Services, Inc. (a)(b)	3,246	167,688
Patriot Transportation Holding, Inc. (a)	1,759	34,564
Saia, Inc. (a)	14,277	861,046
U.S.A. Truck, Inc. (a)	8,729	179,032
Universal Logistics Holdings, Inc.	19,143	447,372
Werner Enterprises, Inc.	38,175	1,292,606
YRC Worldwide, Inc. (a)	25,116	142,157
		51,157,048
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	35,597	1,240,911
BMC Stock Holdings, Inc. (a)	36,928	628,145
DXP Enterprises, Inc. (a)	11,467	415,449
Fastenal Co. (b)	124,872	7,399,915
General Finance Corp. (a)	18,913	258,162
H&E Equipment Services, Inc.	18,782	416,021
HD Supply Holdings, Inc. (a)	98,710	3,938,529
Houston Wire & Cable Co. (a)	7,080	43,188
Huttig Building Products, Inc. (a)(b)	16,567	44,565
Lawson Products, Inc. (a)	4,692	144,514
Nexeo Solutions, Inc. (a)(b)	52,779	513,540
Rush Enterprises, Inc.:
Class A	19,790	753,999
Class B	4,471	172,983
Titan Machinery, Inc. (a)	11,661	204,417
Transcat, Inc. (a)	3,442	71,353
Willis Lease Finance Corp. (a)	3,362	123,856
		16,369,547
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	150,120
Yangtze River Port & Logisti (a)(b)	91,562	1,066,697
		1,216,817

TOTAL INDUSTRIALS		251,339,376

INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 2.2%
ADTRAN, Inc.	25,196	313,690
Applied Optoelectronics, Inc. (a)	10,366	213,436
Arris International PLC (a)	97,985	3,027,737
AudioCodes Ltd.	20,574	221,788
Aviat Networks, Inc. (a)	2,287	33,413
CalAmp Corp. (a)	25,327	448,288
Ceragon Networks Ltd. (a)	36,506	155,151
Cisco Systems, Inc.	2,025,574	96,964,227
Clearfield, Inc. (a)	10,561	130,323
ClearOne, Inc. (b)	3,124	4,405
CommScope Holding Co., Inc. (a)	101,189	1,831,521
Communications Systems, Inc.	2,071	4,763
Comtech Telecommunications Corp.	12,403	316,773
Dasan Zhone Solutions, Inc. (a)	3,200	41,600
Digi International, Inc. (a)	19,090	226,026
EchoStar Holding Corp. Class A (a)	24,464	1,023,574
EMCORE Corp. (a)	13,673	62,212
EXFO, Inc. (sub. vtg.) (a)	8,342	26,244
Extreme Networks, Inc. (a)	60,885	400,623
F5 Networks, Inc. (a)	32,383	5,568,905
Finisar Corp. (a)	61,712	1,440,975
Gilat Satellite Networks Ltd. (a)(b)	23,036	222,297
Harmonic, Inc. (a)	67,463	379,142
Infinera Corp. (a)(b)	78,146	336,809
InterDigital, Inc.	18,494	1,391,858
Ituran Location & Control Ltd.	11,982	396,724
KVH Industries, Inc. (a)	9,269	104,462
Lantronix, Inc. (a)	8,577	25,131
Lumentum Holdings, Inc. (a)(b)	33,069	1,470,578
Mitel Networks Corp. (a)(b)	67,423	751,766
NETGEAR, Inc. (a)	16,467	912,272
NetScout Systems, Inc. (a)(b)	49,207	1,317,763
Oclaro, Inc. (a)	89,126	719,247
PC-Tel, Inc.	8,979	37,622
Radcom Ltd. (a)(b)	13,668	119,732
Radware Ltd. (a)	22,995	524,516
Resonant, Inc. (a)(b)	28,266	50,879
Sierra Wireless, Inc.(a)(b)	18,794	301,832
Silicom Ltd. (a)	3,732	139,428
Sonus Networks, Inc. (a)	53,082	283,458
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	182,398	1,530,319
Tessco Technologies, Inc.	7,463	90,601
Ubiquiti Networks, Inc. (b)	39,812	4,338,712
UTStarcom Holdings Corp. (a)(b)	21,290	76,005
ViaSat, Inc. (a)(b)	31,181	2,155,854
Viavi Solutions, Inc. (a)	129,272	1,310,818
Westell Technologies, Inc. Class A (a)	4,115	8,107
Wi-Lan, Inc.	61,937	64,797
		131,516,403
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	11,753	58,765
Applied DNA Sciences, Inc. (a)(b)	6,250	6,875
Avnet, Inc.	62,191	2,725,210
Bel Fuse, Inc.:
Class A	1,125	19,688
Class B (non-vtg.)	5,258	118,358
Cardtronics PLC (a)	26,764	868,224
Casa Systems, Inc. (a)	47,588	739,993
CBAK Energy Technology, Inc. (a)(b)	782	446
CDW Corp.	81,333	7,537,942
ClearSign Combustion Corp. (a)(b)	23,777	37,092
Cognex Corp. (b)	91,171	4,013,347
Coherent, Inc. (a)	13,195	1,823,021
Control4 Corp. (a)	13,570	295,419
Daktronics, Inc.	31,984	286,257
Data I/O Corp. (a)	15,054	74,969
Deswell Industries, Inc.	1,530	4,743
Digital Ally, Inc. (a)(b)	7,523	21,140
Electro Scientific Industries, Inc. (a)	17,914	526,672
ePlus, Inc. (a)	7,202	588,764
FARO Technologies, Inc. (a)	8,942	444,596
Flextronics International Ltd. (a)	280,836	2,457,315
FLIR Systems, Inc.	73,564	3,373,645
Frequency Electronics, Inc. (a)	4,423	47,591
Hollysys Automation Technologies Ltd.	31,795	629,859
I. D. Systems Inc. (a)	7,502	45,612
Identiv, Inc. (a)	5,445	28,750
II-VI, Inc. (a)(b)	34,132	1,277,219
Insight Enterprises, Inc. (a)	18,543	826,647
IPG Photonics Corp. (a)(b)	28,899	4,107,993
Iteris, Inc. (a)(b)	15,658	71,557
Itron, Inc. (a)	22,624	1,225,316
KEY Tronic Corp. (a)	4,924	33,483
Kimball Electronics, Inc. (a)	15,945	281,270
LightPath Technologies, Inc. Class A (a)(b)	12,016	21,629
Littelfuse, Inc.	13,359	2,556,245
LRAD Corp. (a)	17,031	45,132
Luna Innovations, Inc. (a)	10,388	35,631
Magal Security Systems Ltd. (a)(b)	11,406	59,767
Maxwell Technologies, Inc. (a)(b)	16,295	40,900
Mesa Laboratories, Inc.	1,941	429,621
MicroVision, Inc. (a)(b)	49,848	39,440
MTS Systems Corp. (b)	11,884	611,432
Napco Security Technolgies, Inc. (a)	11,834	195,734
National Instruments Corp.	68,204	3,339,268
Neonode, Inc. (a)(b)	2,017	3,328
Novanta, Inc. (a)	19,467	1,263,992
Orbotech Ltd. (a)	26,611	1,543,970
OSI Systems, Inc. (a)	9,497	687,583
PC Connection, Inc.	13,938	436,817
PC Mall, Inc. (a)	17,180	325,561
Perceptron, Inc. (a)	6,131	47,822
Plexus Corp. (a)	19,194	1,171,602
RadiSys Corp. (a)	91,031	146,560
Research Frontiers, Inc. (a)(b)	7,119	10,607
Richardson Electronics Ltd.	6,648	47,733
Sanmina Corp. (a)	39,232	1,060,833
ScanSource, Inc. (a)	15,799	600,994
SGOCO Technology Ltd. (a)	500	466
Supercom Ltd. (a)(b)	7,335	11,223
Tech Data Corp. (a)	20,104	1,808,355
Trimble, Inc. (a)	134,249	5,105,489
TTM Technologies, Inc. (a)	54,133	643,641
Wayside Technology Group, Inc.	2,644	30,009
Zebra Technologies Corp. Class A (a)	28,854	5,187,949
		62,107,111
Internet Software & Services - 0.1%
ANGI Homeservices, Inc. Class A (a)(b)	40,675	713,033
BlackLine, Inc. (a)	29,439	1,262,050
CarGurus, Inc. Class A (a)	47,188	1,836,085
My Size, Inc. (a)(b)	46,419	48,508
SecureWorks Corp. (a)(b)	6,170	111,122
ShotSpotter, Inc. (a)(b)	5,560	211,780
Sohu.Com Ltd. ADR (a)(b)	20,533	428,113
Yatra Online, Inc. (a)(b)	56,191	295,003
		4,905,694
IT Services - 2.8%
21Vianet Group, Inc. ADR (a)	34,836	330,245
Akamai Technologies, Inc. (a)	91,125	6,264,844
Alithya Group, Inc. (a)	7,200	26,640
ALJ Regional Holdings, Inc. (a)	15,043	25,573
Amdocs Ltd.	75,552	4,904,080
Automatic Data Processing, Inc.	189,615	27,953,043
Brightcove, Inc. (a)	29,726	213,433
Carbonite, Inc. (a)	17,700	501,441
Cass Information Systems, Inc.	8,993	593,628
China Customer Relations Centers, Inc. (a)(b)	7,958	103,534
China Information Technology, Inc. (a)(b)	20,266	21,482
Cognizant Technology Solutions Corp. Class A	251,983	17,948,749
Computer Task Group, Inc. (a)	19,062	84,826
CSG Systems International, Inc. (b)	17,701	620,774
CSP, Inc.	2,505	28,833
Endurance International Group Holdings, Inc. (a)(b)	87,857	729,213
Euronet Worldwide, Inc. (a)	27,031	3,179,116
Exela Technologies, Inc. (a)	87,567	397,554
ExlService Holdings, Inc. (a)	18,932	1,097,299
Fiserv, Inc. (a)	176,094	13,934,318
Hackett Group, Inc.	15,503	273,628
Information Services Group, Inc. (a)	21,642	89,814
Innodata, Inc. (a)	162	316
Internap Network Services Corp. (a)(b)	11,104	66,291
Jack Henry & Associates, Inc.	41,446	5,790,006
JetPay Corp. (a)	3,116	15,736
Limelight Networks, Inc. (a)	58,347	191,962
ManTech International Corp. Class A	13,365	752,450
ModusLink Global Solutions, Inc. (a)	31,319	52,303
MoneyGram International, Inc. (a)	47,439	103,417
MongoDB, Inc. Class A (a)(b)	13,280	1,100,912
Net 1 UEPS Technologies, Inc. (a)(b)	36,698	200,371
NIC, Inc.	34,557	449,241
Okta, Inc. (a)	52,392	3,334,751
Paychex, Inc.	154,526	10,934,260
PayPal Holdings, Inc. (a)(b)	511,435	43,886,237
Perficient, Inc. (a)	17,917	453,479
PFSweb, Inc. (a)	12,471	76,697
Presidio, Inc.	53,683	755,857
PRG-Schultz International, Inc. (a)	12,252	114,311
QIWI PLC Class B sponsored ADR (a)	23,733	356,944
Sabre Corp.	147,778	3,778,683
ServiceSource International, Inc. (a)	52,351	69,103
Sykes Enterprises, Inc. (a)(b)	26,201	723,672
Ttec Holdings, Inc.	25,550	747,338
Tucows, Inc. (a)(b)	5,567	323,109
VeriSign, Inc. (a)	65,223	10,178,701
Virtusa Corp. (a)	15,598	691,459
Wix.com Ltd. (a)(b)	25,970	2,445,855
		166,915,528
Semiconductors & Semiconductor Equipment - 7.6%
Acacia Communications, Inc. (a)(b)	21,042	902,281
Adesto Technologies Corp. (a)(b)	15,552	82,581
Advanced Energy Industries, Inc. (a)	23,294	1,095,750
Advanced Micro Devices, Inc. (a)(b)	522,845	11,136,599
Alpha & Omega Semiconductor Ltd. (a)	13,400	147,668
Ambarella, Inc. (a)(b)	17,500	699,825
Amkor Technology, Inc. (a)	137,406	941,231
Amtech Systems, Inc. (a)	7,143	39,287
Analog Devices, Inc.	159,524	14,663,446
Applied Materials, Inc.	433,639	16,166,062
ASML Holding NV (b)	33,243	5,696,188
Atomera, Inc. (a)	6,089	21,920
Axcelis Technologies, Inc.(a)	16,834	335,333
AXT, Inc. (a)(b)	19,692	108,503
Broadcom, Inc.	187,812	44,588,447
Brooks Automation, Inc.	38,897	1,180,913
Cabot Microelectronics Corp.	14,635	1,572,970
Camtek Ltd.	18,904	159,739
Canadian Solar, Inc. (a)(b)	30,896	522,142
Ceva, Inc. (a)	11,720	304,603
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	84,784
Cirrus Logic, Inc. (a)	31,856	1,192,689
Cohu, Inc.	21,267	416,833
Cree, Inc. (a)(b)	54,707	2,414,767
CVD Equipment Corp. (a)	3,218	15,125
CyberOptics Corp. (a)(b)	5,253	106,583
Cypress Semiconductor Corp.	194,306	2,700,853
Diodes, Inc. (a)	25,961	904,222
DSP Group, Inc. (a)	21,373	262,247
Entegris, Inc.	75,648	2,224,051
First Solar, Inc. (a)	55,222	2,454,618
FormFactor, Inc. (a)	37,918	625,268
GSI Technology, Inc. (a)	9,353	53,125
Hanwha Solarone Co. Ltd. sponsored ADR (a)	2,413	23,358
Himax Technologies, Inc. sponsored ADR (b)	56,996	237,673
Ichor Holdings Ltd. (a)(b)	13,558	246,756
Integrated Device Technology, Inc. (a)	70,666	3,387,728
Intel Corp.	2,007,119	98,971,038
Intermolecular, Inc. (a)(b)	16,622	15,458
KLA-Tencor Corp.	67,437	6,646,591
Kopin Corp. (a)(b)	69,037	114,601
Kulicke & Soffa Industries, Inc.	36,135	780,516
Lam Research Corp. (b)	71,201	11,175,709
Lattice Semiconductor Corp. (a)	82,938	486,017
MACOM Technology Solutions Holdings, Inc. (a)(b)	35,418	629,378
Marvell Technology Group Ltd.	351,859	5,668,448
Maxim Integrated Products, Inc.	120,009	6,710,903
Mellanox Technologies Ltd. (a)	28,463	2,642,220
Microchip Technology, Inc. (b)	101,084	7,581,300
Micron Technology, Inc. (a)	499,918	19,276,838
MKS Instruments, Inc.	28,769	2,257,216
Monolithic Power Systems, Inc.	22,604	2,985,310
Nanometrics, Inc. (a)	12,588	404,327
Nova Measuring Instruments Ltd. (a)(b)	14,705	364,243
NVE Corp.	3,557	339,836
NVIDIA Corp.	261,442	42,727,466
NXP Semiconductors NV	158,425	13,207,892
O2Micro International Ltd. sponsored ADR (a)	13,662	22,611
ON Semiconductor Corp. (a)	229,033	4,392,853
PDF Solutions, Inc. (a)	23,680	219,040
Photronics, Inc. (a)	36,838	357,329
Pixelworks, Inc. (a)	39,202	152,496
Power Integrations, Inc.	15,478	980,686
Qorvo, Inc. (a)	67,563	4,446,321
Qualcomm, Inc. (b)	518,506	30,208,160
QuickLogic Corp. (a)(b)	50,325	48,815
Rambus, Inc. (a)	56,331	491,206
Rubicon Technology, Inc. (a)	229	1,969
SemiLEDs Corp. (a)(b)	5,650	21,075
Semtech Corp. (a)	35,316	1,883,755
Silicon Laboratories, Inc. (a)(b)	23,698	2,094,192
Silicon Motion Technology Corp. sponsored ADR	18,821	675,109
Skyworks Solutions, Inc.	78,695	5,726,635
SMART Global Holdings, Inc. (a)(b)	11,675	400,336
SolarEdge Technologies, Inc. (a)(b)	23,921	931,245
SunPower Corp. (a)(b)	74,111	507,660
Synaptics, Inc. (a)(b)	18,324	704,741
Teradyne, Inc.	81,800	2,919,442
Texas Instruments, Inc.	421,626	42,099,356
Tower Semiconductor Ltd. (a)	52,315	824,484
Ultra Clean Holdings, Inc. (a)	20,395	191,713
Universal Display Corp. (b)	24,812	2,278,734
Veeco Instruments, Inc. (a)	25,984	227,620
Xilinx, Inc.	108,982	10,078,655
Xperi Corp.	29,018	409,154
		453,996,867
Software - 10.6%
2U, Inc. (a)(b)	30,590	1,786,150
ACI Worldwide, Inc. (a)(b)	62,572	1,807,079
Adobe, Inc. (a)	212,117	53,218,034
Agilysys, Inc. (a)	23,536	388,109
Alarm.com Holdings, Inc. (a)(b)	24,799	1,261,029
Allot Communications Ltd. (a)	18,186	126,756
Altair Engineering, Inc. Class A (a)	20,000	646,200
American Software, Inc. Class A	17,711	184,194
ANSYS, Inc. (a)	45,282	7,336,590
AppFolio, Inc. (a)	10,046	615,719
Apptio, Inc. Class A (a)	25,498	973,004
Aspen Technology, Inc. (a)	37,620	3,246,606
Asure Software, Inc. (a)(b)	8,060	45,861
Atlassian Corp. PLC (a)	56,219	4,831,461
Attunity Ltd. (a)	19,613	438,351
Autodesk, Inc. (a)	95,091	13,740,650
Aware, Inc. (a)	11,224	40,968
Benefitfocus, Inc. (a)(b)	20,346	1,019,335
Blackbaud, Inc. (b)	25,566	1,872,710
Bottomline Technologies, Inc. (a)	21,523	1,185,272
BroadVision, Inc. (a)	599	1,108
BSQUARE Corp. (a)	4,329	9,134
Cadence Design Systems, Inc. (a)	122,955	5,537,893
CDK Global, Inc.	69,325	3,493,980
Check Point Software Technologies Ltd. (a)(b)	68,403	7,648,139
Citrix Systems, Inc.	58,287	6,351,534
CommVault Systems, Inc. (a)	23,898	1,408,548
Cornerstone OnDemand, Inc. (a)	33,471	1,828,186
CounterPath Corp. (a)(b)	952	2,085
Coupa Software, Inc. (a)(b)	30,695	1,977,679
CyberArk Software Ltd. (a)(b)	19,514	1,446,768
Datawatch Corp. (a)	6,677	87,402
Descartes Systems Group, Inc. (Canada) (a)	43,356	1,276,875
Digimarc Corp. (a)(b)	9,497	191,080
Digital Turbine, Inc. (a)(b)	32,983	63,657
DocuSign, Inc. (b)	84,257	3,518,572
Dropbox, Inc. Class A (a)(b)	59,342	1,388,009
Ebix, Inc. (b)	17,154	810,012
eGain Communications Corp. (a)	19,235	142,916
Everbridge, Inc. (a)(b)	15,146	829,546
Evolving Systems, Inc. (a)	7,319	11,344
FireEye, Inc. (a)	95,281	1,906,573
Five9, Inc. (a)	34,023	1,458,906
Forescout Technologies, Inc. (a)	21,926	595,291
Fortinet, Inc. (a)	90,949	6,715,674
Hortonworks, Inc. (a)	41,653	670,613
Ideanomics, Inc. (a)(b)	40,987	73,777
Imperva, Inc. (a)	19,961	1,108,035
Inseego Corp. (a)(b)	47,483	176,637
Intuit, Inc.	110,866	23,784,083
j2 Global, Inc. (b)	25,674	1,894,998
LivePerson, Inc. (a)	35,362	667,281
LogMeIn, Inc.	27,301	2,517,971
Magic Software Enterprises Ltd.	21,539	174,251
Manhattan Associates, Inc. (a)	34,991	1,733,104
Materialise NV ADR (a)(b)	14,582	205,315
Microsoft Corp.	3,312,002	367,267,902
MicroStrategy, Inc. Class A (a)	5,388	698,500
Mimecast Ltd. (a)	32,653	1,215,671
MINDBODY, Inc. (a)(b)	24,719	686,199
Mitek Systems, Inc. (a)	30,316	290,124
MobileIron, Inc. (a)	72,399	351,859
Monotype Imaging Holdings, Inc.	27,873	480,809
NetSol Technologies, Inc. (a)	5,108	32,385
NICE Systems Ltd. sponsored ADR (a)(b)	22,536	2,617,331
Nuance Communications, Inc. (a)	155,632	2,488,556
Nutanix, Inc. Class A (a)	69,778	3,119,774
NXT-ID, Inc. (a)(b)	13,237	12,893
Onespan, Inc. (a)	24,175	410,250
Open Text Corp.	143,699	4,924,258
Parametric Technology Corp. (a)	63,147	5,461,584
Park City Group, Inc. (a)(b)	9,653	78,382
Paylocity Holding Corp. (a)(b)	27,589	1,850,670
Pegasystems, Inc.	40,379	2,180,062
Pluralsight, Inc. (b)	33,282	801,763
Progress Software Corp.	23,906	840,535
Proofpoint, Inc. (a)	23,355	2,265,669
QAD, Inc. Class A	11,878	503,984
Qualys, Inc. (a)	21,343	1,680,975
Qumu Corp. (a)	2,780	5,866
Rapid7, Inc. (a)	26,447	841,015
RealPage, Inc. (a)	43,170	2,226,709
Red Violet, Inc. (a)(b)	13,190	92,330
Sapiens International Corp. NV	25,327	308,736
SeaChange International, Inc. (a)	20,866	35,055
SITO Mobile Ltd. (a)(b)	29,695	32,665
Smith Micro Software, Inc. (a)(b)	27,562	59,810
Sonic Foundry, Inc. (a)	478	765
Sphere 3D Corp. (a)(b)	4,382	23,049
Splunk, Inc. (a)	77,916	8,705,555
SPS Commerce, Inc. (a)	10,477	892,955
SS&C Technologies Holdings, Inc.	128,715	6,197,627
StoneCo Ltd. Class A (a)	64,540	1,521,208
Support.com, Inc. (a)	16,704	44,934
SurveyMonkey	65,830	940,052
Symantec Corp.	267,346	5,911,020
Synacor, Inc. (a)	19,246	34,258
Synopsys, Inc. (a)	64,092	5,892,618
Talend SA ADR (a)	14,552	505,536
TeleNav, Inc. (a)	23,560	98,481
Tenable Holdings, Inc. (b)	57,300	1,631,904
The Trade Desk, Inc. (a)(b)	19,039	2,712,106
TiVo Corp.	64,768	641,203
Top Image Systems Ltd. (a)	2,532	1,469
Ultimate Software Group, Inc. (a)	16,530	4,362,598
Upland Software, Inc. (a)	11,298	317,248
Upwork, Inc. (b)	55,850	1,040,486
Varonis Systems, Inc. (a)	15,211	880,869
Verint Systems, Inc. (a)	32,774	1,488,923
Workday, Inc. Class A (a)	64,569	10,589,316
Xunlei Ltd. sponsored ADR (a)(b)	19,309	98,090
Zix Corp. (a)	44,061	293,446
Zscaler, Inc. (a)(b)	63,036	2,474,793
		637,633,884
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	2,072,547	370,115,412
Astro-Med, Inc.	3,663	71,868
Avid Technology, Inc. (a)(b)	21,480	138,331
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	684
CPI Card Group (a)	1,132	3,453
Cray, Inc. (a)	21,440	561,942
Electronics for Imaging, Inc. (a)(b)	24,032	665,206
Everspin Technologies, Inc. (a)	17,264	121,366
Immersion Corp. (a)	16,408	155,712
Intevac, Inc. (a)	24,594	116,084
Logitech International SA(b)	88,977	3,008,312
NetApp, Inc.	141,969	9,493,467
On Track Innovations Ltd. (a)(b)	22,179	15,193
Seagate Technology LLC	123,653	5,328,208
Stratasys Ltd. (a)(b)	28,227	603,776
Transact Technologies, Inc.	5,746	59,184
U.S.A. Technologies, Inc. (a)	31,076	154,448
Western Digital Corp. (b)	129,175	5,863,253
		396,475,899

TOTAL INFORMATION TECHNOLOGY		1,853,551,386

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. rights(a)(c)	15,464	29,536
Advanced Emissions Solutions, Inc. (b)	9,725	104,738
AgroFresh Solutions, Inc. (a)(b)	31,402	132,202
Balchem Corp.	16,917	1,466,704
Burcon NutraScience Corp. (a)	838	164
Fuwei Films Holdings Co. Ltd. (a)	232	480
Gulf Resources, Inc. (a)	18,051	14,441
Hawkins, Inc.	5,991	250,064
Innophos Holdings, Inc.	10,285	285,306
Innospec, Inc.	12,740	939,448
MagneGas Corp. (a)	157	47
Marrone Bio Innovations, Inc. (a)(b)	59,771	90,852
Methanex Corp. (b)	44,064	2,441,570
Northern Technologies International Corp.	2,380	79,444
Tantech Holdings Ltd. (a)(b)	31,503	53,555
		5,888,551
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	394
Tecnoglass, Inc. (b)	18,608	184,219
U.S. Concrete, Inc. (a)(b)	10,081	396,486
United States Lime & Minerals, Inc.	2,950	220,306
		801,405
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	57,832	1,489,174
UFP Technologies, Inc. (a)	5,073	184,099
		1,673,273
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	413,762
China Natural Resources, Inc. (a)	11,233	18,759
Ferroglobe PLC (b)	90,348	199,669
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	307,050
Kaiser Aluminum Corp.	9,749	952,770
Mountain Province Diamonds, Inc. (b)	73,559	93,565
Olympic Steel, Inc.	10,897	200,069
Pan American Silver Corp.(b)	82,185	1,060,187
Pershing Gold Corp. (a)	17,038	15,505
Randgold Resources Ltd. sponsored ADR	21,186	1,698,482
Royal Gold, Inc.	34,504	2,523,968
Schnitzer Steel Industries, Inc. Class A	18,445	516,644
SSR Mining, Inc. (a)(b)	63,124	669,889
Steel Dynamics, Inc.	126,145	4,440,304
Synalloy Corp.	4,836	77,908
Universal Stainless & Alloy Products, Inc. (a)	7,722	151,120
ZK International Group Co. Ltd. (a)	8,117	13,799
		13,353,450
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	532,697
Pope Resources, Inc. LP	1,792	126,336
		659,033

TOTAL MATERIALS		22,375,712

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Brookfield Property REIT, Inc. Class A	85,640	1,542,376
CareTrust (REIT), Inc.	49,853	998,057
CIM Commercial Trust Corp. (b)	31,786	554,348
CyrusOne, Inc.	48,170	2,701,374
Equinix, Inc.	42,590	16,409,075
Gaming & Leisure Properties	111,274	3,831,164
Gladstone Commercial Corp.	18,518	354,435
Gladstone Land Corp. (b)	13,642	180,347
Global Self Storage, Inc.	4,374	17,365
Government Properties Income Trust (b)	61,858	544,350
Hospitality Properties Trust (SBI)	86,566	2,323,431
Industrial Logistics Properties Trust (b)	34,213	720,868
Lamar Advertising Co. Class A	45,127	3,422,432
Potlatch Corp.	24,359	903,719
Regency Centers Corp.	74,800	4,761,768
Retail Opportunity Investments Corp.	57,396	1,038,868
Sabra Health Care REIT, Inc.	96,055	1,852,901
SBA Communications Corp. Class A (a)	63,111	10,779,990
Select Income REIT	59,625	1,150,763
Senior Housing Properties Trust (SBI)	136,980	1,884,845
Sotherly Hotels, Inc.	13,575	92,446
Uniti Group, Inc.	92,378	1,841,094
Wheeler REIT, Inc. (b)	15,634	43,619
		57,949,635
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	11,426	271,253
Boston Omaha Corp. (a)(b)	10,505	258,108
Brookfield Property Partners LP	137,117	2,419,014
China HGS Real Estate, Inc. (a)(b)	13,939	16,866
Colliers International Group, Inc.	19,471	1,282,288
Cresud S.A.C.I.F. y A. sponsored ADR	23,526	280,430
Elbit Imaging Ltd. (a)	37	68
FirstService Corp.	18,462	1,400,508
FRP Holdings, Inc. (a)	8,211	384,439
Griffin Industrial Realty, Inc.	2,554	90,539
Gyrodyne LLC (a)	1,037	18,666
Landmark Infrastructure Partners LP	12,077	163,160
Newmark Group, Inc.	80,363	675,049
Redfin Corp. (a)(b)	46,682	791,727
Stratus Properties, Inc. (a)	4,283	116,326
		8,168,441

TOTAL REAL ESTATE		66,118,076

UTILITIES - 0.4%
Electric Utilities - 0.3%
MGE Energy, Inc.	19,401	1,282,212
Otter Tail Corp.	23,594	1,154,218
Spark Energy, Inc. Class A, (b)	5,832	53,013
Xcel Energy, Inc.	273,651	14,352,995
		16,842,438
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	101,669
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	52,786	1,035,661
Pattern Energy Group, Inc. (b)	53,705	1,111,156
Terraform Power, Inc.	110,574	1,271,601
VivoPower International PLC (a)(b)	1,305	1,436
		3,419,854
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,276	191,835
Cadiz, Inc. (a)(b)	12,367	133,935
Connecticut Water Service, Inc.	8,160	567,773
Global Water Resources, Inc.	9,461	96,218
Middlesex Water Co.	13,345	691,805
Pure Cycle Corp. (a)	11,638	122,199
York Water Co.	6,778	224,487
		2,028,252

TOTAL UTILITIES		22,392,213

TOTAL COMMON STOCKS
(Cost $3,235,597,470)		5,129,785,601
	Principal Amount	Value

U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills, yield at date of purchase 2.14% to 2.25% 12/13/18 to 1/24/19 (e)
(Cost $39,918,580)	40,000,000	39,922,796
	Shares	Value

Money Market Funds - 21.0%
Fidelity Cash Central Fund, 2.27% (f)	816,211,837	$816,375,079
Fidelity Securities Lending Cash Central Fund 2.27% (f)(g)	445,465,991	445,510,537
TOTAL MONEY MARKET FUNDS
(Cost $1,261,884,080)		1,261,885,616
TOTAL INVESTMENT IN SECURITIES - 107.2%
(Cost $4,537,400,130)		6,431,594,013
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(429,261,327)
NET ASSETS - 100%		$6,002,332,686

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6,279	Dec. 2018	$872,718,210	$(68,222,817)	$(68,222,817)

The notional amount of futures purchased as a percentage of Net Assets is 14.5%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $580,962,817.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,922,796.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,104,741
Fidelity Securities Lending Cash Central Fund	5,483,731
Total	$15,588,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$868,588,048	$868,588,048	$--	$--
Consumer Discretionary	736,152,852	736,152,852	--	--
Consumer Staples	256,408,022	256,408,022	--	--
Energy	26,630,649	26,628,575	--	2,074
Financials	388,530,479	388,530,479	--	--
Health Care	637,698,788	637,651,196	1,078	46,514
Industrials	251,339,376	251,339,376	--	--
Information Technology	1,853,551,386	1,853,551,386	--	--
Materials	22,375,712	22,346,176	--	29,536
Real Estate	66,118,076	66,118,076	--	--
Utilities	22,392,213	22,392,213	--	--
U.S. Government and Government Agency Obligations	39,922,796	--	39,922,796	--
Money Market Funds	1,261,885,616	1,261,885,616	--	--
Total Investments in Securities:	$6,431,594,013	$6,391,592,015	$39,923,874	$78,124
Derivative Instruments:
Liabilities
Futures Contracts	$(68,222,817)	$(68,222,817)	$--	$--
Total Liabilities	$(68,222,817)	$(68,222,817)	$--	$--
Total Derivative Instruments:	$(68,222,817)	$(68,222,817)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(68,222,817)
Total Equity Risk	0	(68,222,817)
Total Value of Derivatives	$0	$(68,222,817)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received	Collateral Pledged	Net(a)
Exchange Traded Futures	$--	$(68,222,817)	$--	$44,439,784	$(23,783,033)

 (a) Net represents the payable that would be due to the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018
Assets
Investment in securities, at value (including securities loaned of $437,190,596) — See accompanying schedule: Unaffiliated issuers (cost $3,275,516,050)	$5,169,708,397
Fidelity Central Funds (cost $1,261,884,080)	1,261,885,616
Total Investment in Securities (cost $4,537,400,130)		$6,431,594,013
Segregated cash with brokers for derivative instruments		4,516,988
Foreign currency held at value (cost $23,767)		23,277
Receivable for investments sold		600,144
Receivable for fund shares sold		4,936,184
Dividends receivable		5,209,203
Distributions receivable from Fidelity Central Funds		1,836,719
Receivable for daily variation margin on futures contracts		4,543,760
Prepaid expenses		9,858
Receivable from investment adviser for expense reductions		554,332
Other receivables		2,870
Total assets		6,453,827,348
Liabilities
Payable to custodian bank	$440,937
Payable for fund shares redeemed	3,341,513
Accrued management fee	1,185,486
Other affiliated payables	794,815
Other payables and accrued expenses	284,880
Collateral on securities loaned	445,447,031
Total liabilities		451,494,662
Net Assets		$6,002,332,686
Net Assets consist of:
Paid in capital		$4,025,587,327
Total distributable earnings (loss)		1,976,745,359
Net Assets, for 61,969,340 shares outstanding		$6,002,332,686
Net Asset Value, offering price and redemption price per share ($6,002,332,686 ÷ 61,969,340 shares)		$96.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2018
Investment Income
Dividends		$53,425,225
Interest		424,880
Income from Fidelity Central Funds (including $5,483,731 from security lending)		15,588,472
Total income		69,438,577
Expenses
Management fee	$13,921,985
Transfer agent fees	8,168,063
Accounting and security lending fees	962,211
Custodian fees and expenses	46,392
Independent trustees' fees and expenses	29,158
Registration fees	206,085
Audit	84,497
Legal	60,274
Miscellaneous	35,272
Total expenses before reductions	23,513,937
Expense reductions	(6,630,582)
Total expenses after reductions		16,883,355
Net investment income (loss)		52,555,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,927,110
Fidelity Central Funds	12,504
Foreign currency transactions	1,302
Futures contracts	69,183,875
Total net realized gain (loss)		158,124,791
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	214,531,355
Fidelity Central Funds	(7,912)
Assets and liabilities in foreign currencies	(1,287)
Futures contracts	(75,411,869)
Total change in net unrealized appreciation (depreciation)		139,110,287
Net gain (loss)		297,235,078
Net increase (decrease) in net assets resulting from operations		$349,790,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2018	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,555,222	$37,900,181
Net realized gain (loss)	158,124,791	(28,107,385)
Change in net unrealized appreciation (depreciation)	139,110,287	1,032,880,282
Net increase (decrease) in net assets resulting from operations	349,790,300	1,042,673,078
Distributions to shareholders	(35,982,925)	–
Distributions to shareholders from net investment income	–	(26,158,541)
Distributions to shareholders from net realized gain	–	(1,095,008)
Total distributions	(35,982,925)	(27,253,549)
Share transactions
Proceeds from sales of shares	2,022,386,654	2,300,864,112
Reinvestment of distributions	34,510,575	26,226,029
Cost of shares redeemed	(1,268,156,368)	(1,157,870,501)
Net increase (decrease) in net assets resulting from share transactions	788,740,861	1,169,219,640
Redemption fees	–	8,315
Total increase (decrease) in net assets	1,102,548,236	2,184,647,484
Net Assets
Beginning of period	4,899,784,450	2,715,136,966
End of period	$6,002,332,686	$4,899,784,450
Other Information
Undistributed net investment income end of period		$31,680,956
Shares
Sold	20,776,948	29,025,119
Issued in reinvestment of distributions	378,987	364,352
Redeemed	(13,076,546)	(14,037,907)
Net increase (decrease)	8,079,389	15,351,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

Years ended November 30,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$90.92	$70.45	$67.89	$63.84	$54.46
Income from Investment Operations
Net investment income (loss)A	.89	.76	.78	.68	.75B
Net realized and unrealized gain (loss)	5.71	20.38	2.80	4.13	9.54
Total from investment operations	6.60	21.14	3.58	4.81	10.29
Distributions from net investment income	(.64)	(.65)	(.55)	(.52)	(.40)
Distributions from net realized gain	(.02)	(.03)	(.48)	(.26)	(.52)
Total distributions	(.66)	(.67)C	(1.03)	(.78)	(.92)
Redemption fees added to paid in capitalA	–	–D	.01	.02	.01
Net asset value, end of period	$96.86	$90.92	$70.45	$67.89	$63.84
Total ReturnE	7.30%	30.26%	5.43%	7.70%	19.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.41%	.42%	.52%	.55%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	.90%	.94%	1.20%	1.05%	1.31%B
Supplemental Data
Net assets, end of period (000 omitted)	$6,002,333	$4,899,784	$2,715,137	$2,076,377	$1,257,703
Portfolio turnover rateH	15%	11%	4%	9%	5%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 D Amount represents less than $.005 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2018

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,090,097,303
Gross unrealized depreciation	(207,369,346)
Net unrealized appreciation (depreciation)	$1,882,727,957
Tax Cost	$4,548,866,056

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$43,132,975
Undistributed long-term capital gain	$51,998,002
Net unrealized appreciation (depreciation) on securities and other investments	$1,881,614,383

The tax character of distributions paid was as follows:

	November 30, 2018	November 30, 2017
Ordinary Income	$35,982,925	$ 27,253,549

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $905,318,799 and $767,577,690, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .14% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,970 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,340,378. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $201,499 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,626,087.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,495.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Nasdaq Composite Index Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Nasdaq Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2018, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 16, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 281 funds. Mr. Chiel oversees 153 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.29%	$1,000.00	$988.50	$1.45
Hypothetical-C		$1,000.00	$1,023.61	$1.47

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Nasdaq Composite Index Fund voted to pay on December 27, 2018, to shareholders of record at the opening of business on December 26, 2018, a distribution of $0.853 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.807 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2018, $60,277,388, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity NASDAQ Composite Index Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board also approved an amendment to the sub-advisory agreement with Geode (the Amended Contract) for the fund to decrease the sub-advisory fee rate paid by FMR to Geode, on behalf of the fund, by 0.15 basis points (bp). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a range of information.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders, including the expense cap arrangement currently in place for the fund; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management.

In its review of the proposed sub-advisory fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 0.15 basis points than the current sub-advisory fee rate. The Board noted that FMR, and not the fund, pays the sub-advisory fee out of its management fee. The Board considered that the Amended Contract will not result in any changes to the current management fee rate under the fund's management contract with FMR. In addition, the Board considered that the Amended Contract will not have an impact on current contractual arrangements between FMR and the fund limiting the total net expenses of the fund.

The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification (except as noted above for the fund's sub-advisory contract with Geode), through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Because the Board was approving an arrangement under which the fees were being reduced, the Board did not consider FMR's or Geode's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract. In connection with its approval of the Amended Contract, the Board did not consider economies of scale to be a significant factor in its decision to approve the agreement because FMR will continue to contractually limit fund expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the Amended Contact and the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EIF-ANN-0119
1.795539.115

Item 2.

Code of Ethics

As of the end of the period, November 30, 2018, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$67,000	$100	$6,400	$1,900

November 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$67,000	$100	$6,700	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2018A	November 30, 2017A
Audit-Related Fees	$290,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	November 30, 2018A	November 30, 2017A
Deloitte Entities	$765,000	$305,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019